UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	September 1, 2018 — August 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam PanAgora Market Neutral Fund

Annual report
8 | 31 | 19

Putnam PanAgora funds pursue systematic, rule-based strategies that combine cutting-edge quantitative techniques with fundamental investment insights.

FUND SYMBOL
CLASS A
PPMAX

Putnam PanAgora
Market Neutral
Fund

Annual report
8 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

October 14, 2019

Dear Fellow Shareholder:

We believe your mutual fund investment offers a number of advantages, such as investment diversification and daily liquidity. Putnam funds also include a commitment to active investing. Putnam’s portfolio managers and analysts take a research-intensive approach that incorporates risk management strategies designed to serve you through changing conditions.

To support your overall investment program, we believe that the counsel of a financial advisor is prudent. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals, determining your appropriate level of risk, and reviewing your investments on a regular basis.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you. We thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 7–9 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 8/31/19. See above and pages 7–9 for additional fund performance information. Index descriptions can be found on pages 13–14.

2 PanAgora Market Neutral Fund

Please review global market performance, beginning with equities.

Equity markets experienced the effects of the trade war at the beginning and end of the 12-month reporting period that concluded August 31, 2019. Both developed- and emerging-market equities declined as calendar-year 2018 ended. Equity prices plunged. Concerns about future growth of global GDP [gross domestic product] and the trade conflict between the United States and China contributed to the decline. However, as 2019 began, global equities rebounded and experienced strong performance over the first half of the year, recovering much of the losses of 2018. Performance improved in all regions, reflecting the expectation that the United States and China would reach a favorable trade deal. Dovish signals from the U.S. Federal Reserve also supported the rally.

This tranquility came to an abrupt halt in early August 2019. The U.S.–China trade war escalated, and the U.S. yield curve inverted. Stocks fell after U.S. President Donald Trump suggested an additional 10% tariff on Chinese imports and accused China of manipulating its currency. U.S. equities continued to decline after the 10-year Treasury note traded at a lower yield than the 2-year Treasury note. In

PanAgora Market Neutral Fund 3

The table shows the fund’s long and short exposures in each country or region and the percentage of the fund’s net assets that each represented as of 8/31/19. Allocations will not total 100% because the table reflects the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

previous economic cycles, such an inversion has been an early indicator of an upcoming economic recession.

International developed- and emerging-market equities also declined toward the end of the 12-month reporting period. Weakening economic data in the European Union and political uncertainties in the United Kingdom and Italy weighed on investor sentiment, in our view. In China, economic indicators reported for July 2019 were worse than expected as monthly retail sales and industrial output growth rates slowed. U.S. large-cap equities managed to finish the period in positive territory, and outperformed U.S. small-cap stocks. The S&P 500 and Russell 2000 indices posted returns of 2.92% and –12.89%, respectively, over the 12-month reporting period. International developed markets fared somewhat better than the emerging markets. The MSCI World ex-U.S. Index [ND] returned –2.90% compared with –4.36% for the MSCI Emerging Markets Index [ND] over the 12-month reporting period.

How did fixed-income markets perform?

Bonds rallied at the end of 2018 as risk aversion returned to the marketplace. Heightened fears of a global economic slowdown, falling crude oil prices, and a partial U.S. government shutdown were contributing factors. The demand for safer assets continued well into 2019 despite the rally in global equities. Fixed income assets rallied even more in the late summer as the re-escalation of the U.S.–China trade war and fears of a weakening global economy helped to drive bond prices higher and yields lower. Volatility also impacted U.S. term structure. The yield spread between the 2-year and 10-year notes turned negative for the first time since December 2005. The yield on the 30-year bond hit an all-time low of 1.94% at the end of August 2019. A 2-year/10-year inversion of the yield curve has preceded the past five recessions going back more than 40 years.

Across the Atlantic, yields for developed-market government debt continued to drop, and even set new all-time lows. In addition to the trade war, geopolitical risks contributed to investor risk aversion, in our view. These risks included a no-deal Brexit and the collapse of Italy’s government. The Bloomberg Barclays U.S. Treasury and FTSE World Government Bond Index ex-U.S. [Hedged] indices both posted double-digit positive performance over the 12-month reporting period. These indices gained 10.38% and 12.86%, respectively.

4 PanAgora Market Neutral Fund

Let’s turn to commodity markets. How did they perform?

Commodity prices plummeted toward the end of 2018. Energy commodities led the decline. However, commodities rebounded at the start of 2019, although the asset class experienced an increase in price volatility during May and August. After reaching a year-to-date peak of $66 per barrel in April 2019, the price of crude oil sank to around $56. Livestock and agricultural commodities also finished the one-year period on the decline. The flight to safer assets toward the end of the period was beneficial for precious metals, including silver, while industrial metals were flat. The S&P GSCI, weighted toward energy, declined 14.52%, while the more balanced Bloomberg Commodity Index declined 5.89% for the reporting period.

Which fund holdings had a large positive or negative impact on returns?

Putnam PanAgora Market Neutral Fund returned –7.08% for the 12-month reporting period. The fund’s long-term portfolio was the largest detractor. Most of the underperformance came from U.S. large-cap stocks. Intermediate-term strategies contributed positively, while short-term strategies detracted.

The long-term portfolio was down due to weaker stock selection within the United States. On a sector basis, consumer discretionary and financials detracted the most. Within the discretionary sector, the alpha model struggled due to poor performance of value and quality metrics. Within financials, industry-specific models (banks and diversified financials) underperformed due to disappointing returns in the top-quintile alpha names. On the other hand, the information technology sector was the top positive contributor due to strong stock selection within the software and services industry group. The alpha model within the tech sector benefited from performance of growth and momentum metrics.

International positions slightly detracted for the reporting period. Positions in Europe detracted most. The alpha model did not perform well in Europe due to poor performance of value metrics. The top detracting countries were Germany and France. A highlight for the period was solid stock selection in Japan, which was the largest positive international contributor to fund results. The alpha model worked well in Japan driven by good performance of both momentum and quality metrics.

Intermediate strategies also contributed positively. The majority of the positive performance came from U.S. merger and acquisition-related trades within the technology sector.

Short-term strategies detracted from fund performance. Two strategies — index reconstitution and corporate-event-related strategies — were underperformers.

How did the fund use derivatives?

We used total return swaps to take long or short positions in equity securities.

What is your outlook and strategy as the fund’s next annual period begins?

The fund is designed to generate attractive absolute returns under different market conditions and over different horizons. The fund uses a diversified set of strategies that have low correlation to one another. Their combination is expected to result in more stable returns over time than any individual strategy in and of itself.

The majority of the fund’s assets are within the long-term portfolio. This portion utilizes fundamentally based signals applied across a broad universe of stocks and will provide the majority of return over a market cycle, in our view. We believe intermediate- and short-term strategies

PanAgora Market Neutral Fund 5

can provide additional alpha based on the number of corporate and market events.

Thank you, George and Richard, for your time and insights today.

Past performance is not a guarantee of future results.

The opinions expressed in this article represent the current, good-faith views of the author(s) at the time of publication, are provided for limited purposes, are not definitive investment advice, and should not be relied on as such. The information presented in this article has been developed internally and/or obtained from sources believed to be reliable; however, PanAgora Asset Management, Inc. (PanAgora) does not guarantee the accuracy, adequacy or completeness of such information. Predictions, opinions, and other information contained in this article are subject to change continually and without notice of any kind and may no longer be true after the date indicated. As with any investment there is a potential for profit as well as the possibility of loss.

Any forward-looking statements speak only as of the date they are made, and PanAgora assumes no duty to and does not undertake to update forward-looking statements. Forward-looking statements are subject to numerous assumptions, risks, and uncertainties, which change over time. Actual results could differ materially from those anticipated in forward-looking statements. Any investments to which this material relates are available only to or will be engaged in only with investment professionals.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one purpose: to take long or short positions in equity securities.

For example, the fund’s managers may use derivatives, such as total return swaps, to take long or short positions in equity securities. The fund may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. PanAgora monitors the counterparty risks we assume. For example, PanAgora often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 PanAgora Market Neutral Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended August 31, 2019, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 8/31/19
	Life of fund	Annual average	1 year
Class A (9/21/17)
Before sales charge	–13.40%	–7.13%	–7.08%
After sales charge	–18.38	–9.91	–12.42
Class B (9/21/17)
Before CDSC	–14.70	–7.84	–7.78
After CDSC	–18.11	–9.76	–12.39
Class C (9/21/17)
Before CDSC	–14.70	–7.84	–7.78
After CDSC	–14.70	–7.84	–8.71
Class M (9/21/17)
Before sales charge	–14.30	–7.62	–7.55
After sales charge	–17.30	–9.30	–10.79
Class R (9/21/17)
Net asset value	–13.80	–7.35	–7.31
Class R6 (9/21/17)
Net asset value	–13.00	–6.91	–6.85
Class Y (9/21/17)
Net asset value	–13.00	–6.91	–6.85

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

PanAgora Market Neutral Fund 7

Comparative index returns For periods ended 8/31/19
	Life of fund	Annual average	1 year
ICE BofAML U.S. Treasury Bill Index	3.89%	1.98%	2.44%
Lipper Alternative Equity Market Neutral Funds
category average*	–3.85	–2.17	–3.65

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 1-year and life-of-fund periods ended 8/31/19, there were 92 and 91 funds, respectively, in this Lipper category.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B shares would have been valued at $8,530 ($8,189 after contingent deferred sales charge). A $10,000 investment in the fund’s class C shares would be valued at $8,530, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $8,270. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $8,620, $8,700, and $8,700, respectively.

Fund price and distribution information For the 12-month period ended 8/31/19
	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
8/31/18	$9.32	$9.89	$9.25	$9.25	$9.27	$9.61	$9.30	$9.34	$9.34
8/31/19	8.66	9.19	8.53	8.53	8.57	8.88	8.62	8.70	8.70

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

8 PanAgora Market Neutral Fund

Fund performance as of most recent calendar quarter Total return for periods ended 9/30/19
	Life of fund	Annual average	1 year
Class A (9/21/17)
Before sales charge	–13.40%	–6.85%	–6.98%
After sales charge	–18.38	–9.53	–12.33
Class B (9/21/17)
Before CDSC	–14.70	–7.54	–7.68
After CDSC	–17.26	–8.92	–12.30
Class C (9/21/17)
Before CDSC	–14.70	–7.54	–7.68
After CDSC	–14.70	–7.54	–8.61
Class M (9/21/17)
Before sales charge	–14.30	–7.33	–7.45
After sales charge	–17.30	–8.95	–10.69
Class R (9/21/17)
Net asset value	–13.80	–7.06	–7.11
Class R6 (9/21/17)
Net asset value	–13.00	–6.64	–6.75
Class Y (9/21/17)
Net asset value	–13.00	–6.64	–6.75

See the discussion following the fund performance table on page 7 for information about the calculation of fund performance.

PanAgora Market Neutral Fund 9

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios
	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 8/31/18*†	1.82%	2.57%	2.57%	2.32%	2.07%	1.58%	1.57%
Total annual operating expenses for the
fiscal year ended 8/31/18*	3.42%	4.17%	4.17%	3.92%	3.67%	3.18%	3.17%
Annualized expense ratio for the
six-month period ended 8/31/19 ‡	1.79%	2.54%	2.54%	2.29%	2.04%	1.55%	1.54%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.03%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Other expenses have been annualized.

† Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 12/30/19.

‡ Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 3/1/19 to 8/31/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$8.78	$12.43	$12.43	$11.21	$10.00	$7.61	$7.56
Ending value (after expenses)	$946.40	$941.50	$941.50	$942.80	$945.20	$946.70	$946.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 8/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

10 PanAgora Market Neutral Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 8/31/19, use the following calculation method. To find the value of your investment on 3/1/19, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$9.10	$12.88	$12.88	$11.62	$10.36	$7.88	$7.83
Ending value (after expenses)	$1,016.18	$1,012.40	$1,012.40	$1,013.66	$1,014.92	$1,017.39	$1,017.44

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 8/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

PanAgora Market Neutral Fund 11

Consider these risks before investing

There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets may hurt performance, and efforts to generate returns under different market conditions and over different time horizons may be unsuccessful. Quantitative models or data may be incorrect or incomplete, and reliance on those models or data may not produce the desired results. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events, or changes and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments in which the fund invests (or has exposure to) are subject to interest-rate risk and credit risk. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives (including “short” derivatives) include losses caused by unexpected market movements (which are potentially unlimited), imperfect correlation between the price of the derivative and the price of the underlying asset, increased investment exposure (which may be considered leverage), the potential inability to terminate or sell derivatives positions, the potential need to sell securities at disadvantageous times to meet margin or segregation requirements, the potential inability to recover margin or other amounts deposited from a counterparty, and the potential failure of the other party to the instrument to meet its obligations. Leveraging can result in volatility in the fund’s performance and losses in excess of the amounts invested. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. By investing in open-end or closed-end investment companies and ETFs, the fund is indirectly exposed to the risks associated with direct ownership of the securities held by those investment companies or ETFs. Certain investments are not as readily traded as conventional securities, and the fund may be unable to sell these investments when it considers it desirable to do so. Frequent trading may cause the fund to experience increased brokerage commissions and other transaction costs, and the fund may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. You can lose money by investing in the fund.

12 PanAgora Market Neutral Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. Treasury Index is an unmanaged index of U.S.-dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

Bloomberg Commodity Index is a broadly diversified index that measures the prices of commodities.

FTSE World Government Bond Index (WGBI) ex-U.S. (Hedged) is an unmanaged index that represents the world bond market, excluding the United States.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

PanAgora Market Neutral Fund 13

MSCI Emerging Markets Index (ND) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI World ex-U.S. Index (ND) is an unmanaged index of equity securities from developed countries, excluding the United States. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Russell 2000 Index is an unmanaged index of 2,000 small companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

S&P GSCI is a composite index of commodity sector returns that represents a broadly diversified, unleveraged, long-only position in commodity futures.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

14 PanAgora Market Neutral Fund

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of August 31, 2019, Putnam employees had approximately $470,000,000 and the Trustees had approximately $72,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

PanAgora Market Neutral Fund 15

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

16 PanAgora Market Neutral Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-advisory contract with respect to your fund between Putnam Management and its affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and PanAgora furnish specified information, together with any additional information that Putnam Management and PanAgora considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management and PanAgora provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract (as well as the management and sub-advisory contracts of its wholly-owned subsidiary) and the approval of an amended and restated sub-advisory contract with respect to your fund between Putnam Management and PanAgora, effective July 1, 2019. In considering whether to approve the amended and restated sub-advisory contract, the Trustees noted that the amended and restated sub-advisory contract differed in substance from the existing sub-advisory contract only in that the amended and restated sub-advisory contract provided that PanAgora may voluntarily waive all or a portion of its sub-advisory fees on written notice to Putnam Management.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management and PanAgora in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management and PanAgora of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

PanAgora Market Neutral Fund 17

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management of all open-end funds sponsored by Putnam Management for which PanAgora acts as sub-adviser increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders, Putnam Management and PanAgora.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2018. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2018. However, in the case of your fund, the second of the expense limitations was operative during its fiscal year ending in 2018. Putnam Management and PSERV have agreed to maintain these expense limitations until at least December 30, 2020. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and the approval of your fund’s amended and restated sub-advisory contract.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and PanAgora from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management,

18 PanAgora Market Neutral Fund

distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the costs incurred by PanAgora in providing its services under the sub-advisory contract and the resulting profitability to it in respect of your fund. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders, Putnam Management and PanAgora of such economies of scale as may exist in the management of the fund at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates (including PanAgora) to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered differences between the services that Putnam Management and PanAgora provide to the Putnam funds and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management, and the quality of services provided by Putnam Management with respect to your fund, represented major factors in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. With respect to its review of PanAgora’s investment process and your fund’s investment performance, the Contract Committee, along with other members of the Board, met with a portfolio manager of your fund to review, among other items, the fund’s investment strategy, performance attribution, risks and outlook.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four- or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information

PanAgora Market Neutral Fund 19

provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the fourth quartile of its Lipper peer group (Lipper Alternative Equity Market Neutral Funds) for the one-year period ended December 31, 2018 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds). Over the one-year period ended December 31, 2018, there were 97 funds in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2018 and considered the circumstances that may have contributed to this disappointing performance. The Trustees noted Putnam Management’s observation that the fund’s diversified, quantitative strategy, which is based on the view that companies with strong fundamentals will outperform over time, performed less favorably in the recent later stage market, in which strong returns were concentrated in fewer securities and driven to a lesser extent by a company’s fundamentals.

The Trustees considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also noted that the fund was launched in September 2017, that its performance track record was somewhat limited, and that the portfolio managers sought to deliver strong performance over a full economic cycle. The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team. The Trustees will continue to closely monitor your fund and its investment performance in the coming year.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management and PanAgora may receive in connection with the services they provide under the management and sub-advisory contracts with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to PanAgora in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means are used predominantly to

20 PanAgora Market Neutral Fund

acquire brokerage and research services (including third-party research and market data) that enhance PanAgora’s investment capabilities and supplement PanAgora’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

PanAgora Market Neutral Fund 21

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

22 PanAgora Market Neutral Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Investment Funds and Shareholders
of Putnam PanAgora Market Neutral Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam PanAgora Market Neutral Fund (one of the funds constituting Putnam Investment Funds, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, and the statement of changes in net assets and the financial highlights for the year ended August 31, 2019 and for the period September 21, 2017 (commencement of operations) through August 31, 2018 including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year ended August 31, 2019, and the changes in its net assets and the financial highlights for the year ended August 31, 2019 and for the period September 21, 2017 (commencement of operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and the broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2019

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

PanAgora Market Neutral Fund 23

The fund’s portfolio 8/31/19

INVESTMENT COMPANIES (1.7%)*	Shares	Value
State Street Institutional U.S. Government Money Market Fund	172,790	$172,790
Total investment companies (cost $172,790)		$172,790

SHORT-TERM INVESTMENTS (97.6%)*	Principal amount	Value
U.S. Treasury Bills with effective yields ranging from 2.474%
to 2.577%, 9/12/19 Δ	$4,850,000	$4,847,727
U.S. Treasury Bills with an effective yield of 2.358%, 11/21/19	4,850,000	4,829,370
Total short-term investments (cost $9,670,910)		$9,677,097

TOTAL INVESTMENTS
Total investments (cost $9,843,700)		$9,849,887

Key to holding’s abbreviations
ADR/Adr	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF/Etf	Exchange Traded Fund
GDR/Gdr	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR/Nvdr	Non-voting Depository Receipts
OTC	Over-the-counter
PJSC/Pjsc	Public Joint Stock Company
SPDR/Spdr	S&P Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2018 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $9,911,284.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,789,194 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

The dates shown on debt obligations are the original maturity dates.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$81,002	$80,597	$—	1/29/20	(Federal Funds	Abbvie Inc —	$(420)
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
38,909	38,965	—	1/29/20	(Federal Funds	Acacia	48
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
Monthly

24 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$34,869	$35,465	$—	1/29/20	(Federal Funds	Acs Actividades	$589
				Effective Rate US	De Construccion
				plus 0.25%) —	Y Servicios Sa —
				Monthly	Monthly
52,292	52,867	—	1/29/20	(Federal Funds	Adidas Ag —	565
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
64,140	64,699	—	1/29/20	(Federal Funds	Advance Auto Parts	545
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
86,521	86,334	—	1/29/20	(Federal Funds	Advanced Disposal	(203)
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly
8,240	8,339	—	1/27/20	(Federal Funds	Advanced Info	96
				Effective Rate US	Service Pcl Nvdr —
				plus 0.75%) —	Monthly
				Monthly
39,492	40,345	—	1/29/20	(Federal Funds	Aflac Inc — Monthly	845
				Effective Rate US
				plus 0.25%) —
				Monthly
82,210	84,534	—	1/29/20	(Federal Funds	Agco Corp —	2,307
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
161,631	164,335	—	1/29/20	(Federal Funds	Agilent	2,672
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
13,341	12,537	—	8/01/24	(Federal Funds	Agility Public	(826)
				Effective Rate US	Warehousing Co
				plus 1.20%) —	Kscp — Monthly
				Monthly
6,119	6,415	—	1/29/20	(Federal Funds	Aguas Andinas Sa —	295
				Effective Rate US	Monthly
				plus 1.25%) —
				Monthly
112,001	113,195	—	1/29/20	(Federal Funds	Akamai	1,172
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
4,936	4,936	—	7/09/24	(Federal Funds	Al Rajhi Bank —	(1)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly

PanAgora Market Neutral Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,550	$13,309	$—	1/29/20	(Federal Funds	Alfa Sab De Cv —	$756
				Effective Rate US	Monthly
				plus 0.90%) —
				Monthly
27,961	28,005	—	1/27/20	(Federal Funds	Alfresa Holdings	37
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
41,595	41,527	—	1/29/20	(Federal Funds	Allergan Plc —	(76)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
159,425	164,880	—	1/29/20	(Federal Funds	Allison Transmission	5,423
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
110,333	111,910	—	1/29/20	(Federal Funds	Alphabet Inc —	1,555
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
122,777	124,502	—	1/29/20	(Federal Funds	Altice Usa Inc —	1,701
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
50,937	52,146	—	1/27/20	(Federal Funds	Amada Holdings Co	1,196
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
165,840	166,971	—	1/29/20	(Federal Funds	Amazon.Com Inc —	1,099
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
141,959	145,489	—	1/29/20	(Federal Funds	Ameriprise Financial	3,502
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
82,848	84,641	—	1/29/20	(Federal Funds	Ametek Inc —	1,776
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,704	18,676	—	1/28/20	(Federal Funds	Ammb Holdings	966
				Effective Rate US	Bhd — Monthly
				plus 0.75%) —
				Monthly
64,645	65,685	—	1/29/20	(Federal Funds	Anaplan Inc —	1,027
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

26 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,653	$5,635	$—	1/29/20	(Federal Funds	Anhui Conch	$(20)
				Effective Rate US	Cement Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
38,378	38,833	—	1/29/20	(Federal Funds	Ansys Inc — Monthly	447
				Effective Rate US
				plus 0.25%) —
				Monthly
16,179	16,190	—	1/27/20	(Federal Funds	Aozora Bank Ltd —	7
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
39,726	39,844	—	1/29/20	(Federal Funds	Aptargroup Inc —	110
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,160	44,127	—	1/29/20	(Federal Funds	Aquantia Corp —	(42)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,265	8,373	—	1/29/20	(Federal Funds	Arca Continental Sa	106
				Effective Rate US	De Cv — Monthly
				plus 0.90%) —
				Monthly
18,673	18,942	—	1/29/20	(Federal Funds	Aristocrat Leisure	265
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
41,705	42,022	—	1/27/20	(Federal Funds	Asahi Group	306
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
59,118	62,727	—	1/29/20	(Federal Funds	Ashtead Group	3,597
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
47,967	48,740	—	1/29/20	(Federal Funds	Asm International	763
				Effective Rate US	Nv — Monthly
				plus 0.25%) —
				Monthly
7,808	8,095	—	1/27/20	(Federal Funds	Atacadao Sa —	284
				Effective Rate US	Monthly
				plus 0.65%) —
				Monthly
39,517	39,661	—	1/29/20	(Federal Funds	Autozone Inc —	136
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$30,590	$30,860	$—	1/29/20	(Federal Funds	Avista Corp —	$264
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,617	17,586	—	1/29/20	(Federal Funds	Aviva Plc — Monthly	(34)
				Effective Rate US
				plus 0.25%) —
				Monthly
51,401	52,487	—	1/29/20	(Federal Funds	Avon Products Inc —	1,076
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
32,717	35,441	—	1/27/20	(Federal Funds	Banco Btg Pactual	2,714
				Effective Rate US	Sa — Monthly
				plus 0.65%) —
				Monthly
4,260	4,476	—	1/27/20	(Federal Funds	Banco Do Brasil	214
				Effective Rate US	Sa — Monthly
				plus 0.65%) —
				Monthly
4,651	4,849	—	1/29/20	(Federal Funds	Bank Millennium	197
				Effective Rate US	Sa — Monthly
				plus 0.70%) —
				Monthly
51,042	52,297	—	1/29/20	(Federal Funds	Bank Of America	1,245
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
20,112	20,296	—	1/29/20	(Federal Funds	Bank Of	181
				Effective Rate US	Communications Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
55,535	55,999	—	1/29/20	(Federal Funds	Barratt	454
				Effective Rate US	Developments Plc —
				plus 0.25%) —	Monthly
				Monthly
4,773	4,767	—	1/29/20	(Federal Funds	Beijing Enterprises	(7)
				Effective Rate US	Holdings — Monthly
				plus 0.25%) —
				Monthly
39,028	40,357	—	1/29/20	(Federal Funds	Berkeley Group	1,321
				Effective Rate US	Holdings Plc /The —
				plus 0.25%) —	Monthly
				Monthly
137,172	126,536	—	1/29/20	(Federal Funds	Best Buy Co Inc —	(10,663)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

28 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,511	$18,073	$—	1/29/20	(Federal Funds	Bhp Group Plc —	$558
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
47,375	47,083	—	1/29/20	(Federal Funds	Bluescope Steel	(301)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
17,587	17,850	—	1/29/20	(Federal Funds	Bnp Paribas Sa —	260
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
73,794	74,638	—	1/29/20	(Federal Funds	Boeing Co/The —	830
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,440	19,583	—	1/29/20	(Federal Funds	Boliden Ab —	1,139
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
57,340	58,799	—	1/29/20	(Federal Funds	Borgwarner Inc —	1,755
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,986	10,417	—	8/01/24	(Federal Funds	Boubyan Bank	(588)
				Effective Rate US	Kscp — Monthly
				plus 1.20%) —
				Monthly
9,689	9,150	—	8/01/24	(Federal Funds	Boubyan	(557)
				Effective Rate US	Petrochemicals Co
				plus 1.20%) —	Kscp — Monthly
				Monthly
15,114	15,273	—	1/27/20	(Federal Funds	Bridgestone Corp —	155
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
86,907	85,853	—	1/29/20	(Federal Funds	Bristol-Myers	(1,071)
				Effective Rate US	Squibb Co —
				plus 0.25%) —	Monthly
				Monthly
114,056	116,429	—	1/29/20	(Federal Funds	Bruker Corp —	2,458
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,228	43,123	—	1/29/20	(Federal Funds	Buckeye Partners	(114)
				Effective Rate US	Lp — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$152,817	$156,614	$—	1/29/20	(Federal Funds	Cadence Design	$3,766
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
41,571	41,862	—	1/29/20	(Federal Funds	Caesars	283
				Effective Rate US	Entertainment
				plus 0.25%) —	Corp — Monthly
				Monthly
32,975	33,577	—	1/27/20	(Federal Funds	Calbee Inc —	593
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
39,224	39,614	—	1/29/20	(Federal Funds	Cambrex Corp —	382
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
72,692	77,940	—	1/29/20	(Federal Funds	Campbell Soup	5,234
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
15,553	15,607	—	1/27/20	(Federal Funds	Canon Inc —	50
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
102,946	105,417	—	1/29/20	(Federal Funds	Capital One	2,451
				Effective Rate US	Financial Corp —
				plus 0.25%) —	Monthly
				Monthly
30,686	31,326	—	1/29/20	(Federal Funds	Carnival Plc —	633
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
30,356	30,690	—	1/29/20	(Federal Funds	Carrizo Oil & Gas	327
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
142,344	147,147	—	1/29/20	(Federal Funds	Cdw Corp/De —	4,774
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,773	43,463	—	1/29/20	(Federal Funds	Celgene Corp —	(318)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
28,240	28,080	—	1/30/20	(Federal Funds	Chicony Electronics	(166)
				Effective Rate US	Co Ltd — Monthly
				plus 0.35%) —
				Monthly

30 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,879	$5,008	$—	1/29/20	(Federal Funds	China Everbright	$128
				Effective Rate US	Bank Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
15,593	15,720	—	1/30/20	(Federal Funds	China Life Insurance	124
				Effective Rate US	Co Ltd/Taiwan —
				plus 0.35%) —	Monthly
				Monthly
7,441	7,489	—	1/29/20	(Federal Funds	China Medical	207
				Effective Rate US	System Holdings
				plus 0.25%) —	Ltd — Monthly
				Monthly
17,275	17,045	—	1/29/20	(Federal Funds	China Resources	(233)
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Group Ltd —
				Monthly	Monthly
4,088	4,172	—	1/29/20	(Federal Funds	Cia De Saneamento	83
				Effective Rate US	Basico Do Estado
				plus 0.25%) —	De Sao Paulo Adr —
				Monthly	Monthly
4,634	4,743	—	1/29/20	(Federal Funds	Citic Ltd — Monthly	107
				Effective Rate US
				plus 0.25%) —
				Monthly
136,798	138,075	—	1/29/20	(Federal Funds	Citrix Systems Inc —	1,249
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,515	10,194	—	1/29/20	(Federal Funds	Ck Asset Holdings	(323)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
26,212	26,151	—	1/29/20	(Federal Funds	Ck Hutchison	(66)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
18,445	18,801	—	1/29/20	(Federal Funds	Clariant Ag —	352
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
111,018	110,104	—	1/29/20	(Federal Funds	Clean Harbors Inc —	(936)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
49,250	54,109	—	1/29/20	(Federal Funds	Cnh Industrial Nv —	4,849
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,366	$17,447	$—	1/29/20	(Federal Funds	Cnp Assurances —	$77
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,028	13,216	—	1/29/20	(Federal Funds	Coca-Cola Femsa	186
				Effective Rate US	Sab De Cv Adr —
				plus 0.25%) —	Monthly
				Monthly
18,081	18,220	—	1/29/20	(Federal Funds	Coca-Cola Hbc Ag —	135
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,379	13,026	—	1/29/20	(Federal Funds	Colbun Sa —	644
				Effective Rate US	Monthly
				plus 1.25%) —
				Monthly
117,977	121,081	—	1/29/20	(Federal Funds	Comerica Inc —	3,079
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,358	17,661	—	1/28/20	(Federal Funds	Comfortdelgro Corp	298
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
15,505	15,818	—	1/27/20	(Federal Funds	Concordia Financial	309
				Effective Rate US	Group Ltd —
				plus 0.25%) —	Monthly
				Monthly
127,996	128,508	—	1/29/20	(Federal Funds	Costar Group Inc —	487
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
70,852	70,160	—	1/29/20	(Federal Funds	Coupa Software	(706)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
18,695	19,369	—	1/29/20	(Federal Funds	Covestro Ag —	671
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,587	8,758	—	1/29/20	(Federal Funds	Covetrus Inc —	170
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
40,507	40,519	—	1/29/20	(Federal Funds	Cray Inc — Monthly	4
				Effective Rate US
				plus 0.25%) —
				Monthly

32 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$47,430	$46,778	$—	1/29/20	(Federal Funds	Crown Resorts	$(661)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
55,647	57,034	—	1/29/20	(Federal Funds	Csx Corp — Monthly	1,580
				Effective Rate US
				plus 0.25%) —
				Monthly
144,435	148,076	—	1/29/20	(Federal Funds	Cummins Inc —	3,611
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,345	44,616	—	1/29/20	(Federal Funds	Cypress	476
				Effective Rate US	Semiconductor
				plus 0.25%) —	Corp — Monthly
				Monthly
25,860	25,776	—	1/27/20	(Federal Funds	Daito Trust	(91)
				Effective Rate US	Construction Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
104,093	104,769	—	1/29/20	(Federal Funds	Darden Restaurants	655
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
20,270	21,375	—	1/29/20	(Federal Funds	Dassault Aviation	1,101
				Effective Rate US	Sa — Monthly
				plus 0.25%) —
				Monthly
39,927	41,319	—	1/29/20	(Federal Funds	Davita Inc —	1,387
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
85,753	97,546	—	1/29/20	(Federal Funds	Dell Technologies	11,776
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
48,291	49,758	—	1/29/20	(Federal Funds	Delphi Technologies	1,458
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
23,003	23,321	—	1/30/20	(Federal Funds	Delta Electronics	313
				Effective Rate US	Inc — Monthly
				plus 0.35%) —
				Monthly
36,849	36,312	—	1/29/20	(Federal Funds	Direct Line	(544)
				Effective Rate US	Insurance Group
				plus 0.25%) —	Plc — Monthly
				Monthly

PanAgora Market Neutral Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,089	$20,334	$—	1/29/20	(Federal Funds	Doosan Bobcat	$240
				Effective Rate US	Inc — Monthly
				plus 0.35%) —
				Monthly
39,218	39,774	—	1/29/20	(Federal Funds	Dropbox Inc —	556
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
39,378	39,264	—	1/29/20	(Federal Funds	Dryships Inc —	(122)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
71,341	73,963	—	1/29/20	(Federal Funds	E*Trade Financial	2,609
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
108,161	112,120	—	1/29/20	(Federal Funds	Eaton Corp Plc —	3,937
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
133,019	133,682	—	1/29/20	(Federal Funds	Ebay Inc — Monthly	1,102
				Effective Rate US
				plus 0.25%) —
				Monthly
20,099	20,463	—	1/27/20	(Federal Funds	Eisai Co Ltd —	358
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,160	43,355	—	1/29/20	(Federal Funds	El Paso Electric Co —	186
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
50,935	51,853	—	1/29/20	(Federal Funds	Eli Lilly & Co —	908
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,907	8,817	—	1/29/20	(Federal Funds	Emaar Properties	(92)
				Effective Rate US	Pjsc — Monthly
				plus 1.20%) —
				Monthly
43,875	43,949	—	1/29/20	(Federal Funds	Entegra Financial	64
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
52,821	54,030	—	1/29/20	(Federal Funds	Essity Ab — Monthly	1,199
				Effective Rate US
				plus 0.25%) —
				Monthly

34 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$101,343	$105,044	$—	1/29/20	(Federal Funds	Evercore Inc —	$4,444
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,085	17,957	—	1/29/20	(Federal Funds	Evraz Plc — Monthly	(131)
				Effective Rate US
				plus 0.25%) —
				Monthly
75,558	75,978	—	1/29/20	(Federal Funds	Expedia Group Inc —	406
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,042	19,305	—	1/29/20	(Federal Funds	Faurecia Se —	1,259
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,837	7,954	—	1/29/20	(Federal Funds	Financiere De Tubize	115
				Effective Rate US	Sa — Monthly
				plus 0.25%) —
				Monthly
79,691	80,582	—	1/29/20	(Federal Funds	Finisar Corp —	876
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
128,854	133,100	—	1/29/20	(Federal Funds	First Hawaiian Inc —	4,222
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
23,098	22,971	—	1/29/20	(Federal Funds	Ford Otomotiv	(135)
				Effective Rate US	Sanayi As — Monthly
				plus 0.70%) —
				Monthly
10,793	10,840	—	1/30/20	(Federal Funds	Formosa Taffeta Co	45
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly
122,979	117,107	—	1/29/20	(Federal Funds	Fortinet Inc —	(5,896)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,345	15,434	—	1/29/20	(Federal Funds	Fresenius Medical	86
				Effective Rate US	Care Ag & Co Kgaa —
				plus 0.25%) —	Monthly
				Monthly
129,874	133,381	—	1/29/20	(Federal Funds	Frontdoor Inc —	3,481
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,348	$8,338	$—	1/30/20	(Federal Funds	Fubon Financial	$(12)
				Effective Rate US	Holding Co —
				plus 0.35%) —	Monthly
				Monthly
38,168	38,240	—	1/29/20	(Federal Funds	Gannett Co Inc —	65
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
110,160	111,832	—	1/29/20	(Federal Funds	Garmin Ltd —	1,650
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
68,179	69,468	—	1/29/20	(Federal Funds	Genpact Ltd —	1,277
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
79,014	75,837	—	1/29/20	(Federal Funds	Gentex Corp —	(3,193)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,050	17,259	—	1/28/20	(Federal Funds	Genting Singapore	204
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
7,612	7,625	—	1/27/20	(Federal Funds	Glow Energy Pcl	10
				Effective Rate US	Nvdr — Monthly
				plus 0.75%) —
				Monthly
15,612	16,178	—	1/29/20	(Federal Funds	Gmexico	562
				Effective Rate US	Transportes Sab De
				plus 0.90%) —	Cv — Monthly
				Monthly
16,068	16,023	—	1/29/20	(Federal Funds	Gn Store Nord As —	(48)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,426	20,055	—	1/29/20	(Federal Funds	Grupo Aval Acciones	707
				Effective Rate US	Y Valores Sa —
				plus 0.25%) —	Monthly
				Monthly
12,566	12,582	—	1/29/20	(Federal Funds	Guangzhou	14
				Effective Rate US	Baiyunshan
				plus 0.25%) —	Pharmaceutical
				Monthly	Holdings Co Ltd —
					Monthly
15,684	14,693	—	1/27/20	(Federal Funds	Gudang Garam Tbk	(996)
				Effective Rate US	Pt — Monthly
				plus 0.75%) —
				Monthly

36 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,097	$12,347	$—	8/01/24	(Federal Funds	Gulf Bank Kscp —	$(772)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
7,953	8,110	—	1/29/20	(Federal Funds	Hankook Tire &	155
				Effective Rate US	Technology Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
54,531	55,524	—	1/29/20	(Federal Funds	Hanover Insurance	982
				Effective Rate US	Group Inc/The —
				plus 0.25%) —	Monthly
				Monthly
11,748	12,514	—	1/27/20	(Federal Funds	Hapvida	762
				Effective Rate US	Participacoes E
				plus 0.65%) —	Investimentos Sa —
				Monthly	Monthly
157,882	157,531	—	1/29/20	(Federal Funds	Hartford Financial	429
				Effective Rate US	Services Group Inc/
				plus 0.25%) —	The — Monthly
				Monthly
110,900	113,228	—	1/29/20	(Federal Funds	Hd Supply Holdings	2,306
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
7,864	7,880	—	1/30/20	(Federal Funds	Highwealth	14
				Effective Rate US	Construction
				plus 0.35%) —	Corp — Monthly
				Monthly
33,328	33,704	—	1/29/20	(Federal Funds	Hill-Rom Holdings	369
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
36,488	36,671	—	1/29/20	(Federal Funds	Hilton Worldwide	175
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
43,582	43,262	—	1/27/20	(Federal Funds	Hitachi High-	(332)
				Effective Rate US	Technologies
				plus 0.25%) —	Corp — Monthly
				Monthly
16,820	17,095	—	1/27/20	(Federal Funds	Hitachi Ltd —	270
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
30,855	31,056	—	1/29/20	(Federal Funds	Hochtief Ag —	195
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,903	$13,410	$—	1/27/20	(Federal Funds	Home Product	$503
				Effective Rate US	Center Pcl Nvdr —
				plus 0.75%) —	Monthly
				Monthly
16,986	17,628	—	1/28/20	(Federal Funds	Hong Leong	637
				Effective Rate US	Financial Group
				plus 0.75%) —	Bhd — Monthly
				Monthly
17,786	17,804	—	1/29/20	(Federal Funds	Hugo Boss Ag —	15
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,621	16,209	—	1/29/20	(Federal Funds	Hysan Development	(415)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
36,425	36,668	—	1/29/20	(Federal Funds	Iac/Interactive	236
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
16,783	17,141	—	1/27/20	(Federal Funds	Iida Group Holdings	353
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
99,654	100,230	—	1/29/20	(Federal Funds	Incyte Corp —	556
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,243	8,495	—	1/27/20	(Federal Funds	Indofood Cbp	250
				Effective Rate US	Sukses Makmur Tbk
				plus 0.75%) —	Pt — Monthly
				Monthly
33,816	34,750	—	1/27/20	(Federal Funds	Indofood Sukses	1,666
				Effective Rate US	Makmur Tbk Pt —
				plus 0.75%) —	Monthly
				Monthly
11,288	11,399	—	1/29/20	(Federal Funds	Inter Rao Ues Pjsc —	109
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
18,666	18,791	—	1/29/20	(Federal Funds	Intesa Sanpaolo	122
				Effective Rate US	Spa — Monthly
				plus 0.25%) —
				Monthly
21,902	22,776	—	1/27/20	(Federal Funds	Investec Ltd —	868
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly

38 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,722	$15,967	$—	1/27/20	(Federal Funds	Itochu Corp —	$241
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
30,170	30,343	—	1/27/20	(Federal Funds	Itochu Techno-	165
				Effective Rate US	Solutions Corp —
				plus 0.25%) —	Monthly
				Monthly
97,749	101,716	—	1/29/20	(Federal Funds	Itt Inc — Monthly	3,948
				Effective Rate US
				plus 0.25%) —
				Monthly
22,928	22,774	—	1/29/20	(Federal Funds	J Alexander’s	(159)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
60,985	62,168	—	1/28/20	(Federal Funds	Jardine Cycle &	1,165
				Effective Rate US	Carriage Ltd —
				plus 0.55%) —	Monthly
				Monthly
42,723	45,849	—	1/27/20	(Federal Funds	Jbs Sa — Monthly	3,113
				Effective Rate US
				plus 0.65%) —
				Monthly
25,359	25,581	—	1/27/20	(Federal Funds	Kajima Corp —	215
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,461	22,759	—	1/29/20	(Federal Funds	Keycorp — Monthly	(2,454)
				Effective Rate US
				plus 0.25%) —
				Monthly
120,977	121,947	—	1/29/20	(Federal Funds	Keysight	946
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
3,353	3,515	—	1/29/20	(Federal Funds	Kingboard Holdings	161
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
8,948	9,480	—	1/29/20	(Federal Funds	Kingboard	531
				Effective Rate US	Laminates Holdings
				plus 0.25%) —	Ltd — Monthly
				Monthly
41,345	42,595	—	1/29/20	(Federal Funds	Kla Corp — Monthly	1,242
				Effective Rate US
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 39

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,666	$7,706	$—	1/29/20	(Federal Funds	Koc Holding As —	$38
				Effective Rate US	Monthly
				plus 0.70%) —
				Monthly
27,273	27,642	—	1/27/20	(Federal Funds	Komatsu Ltd —	362
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
98,930	100,324	—	1/29/20	(Federal Funds	Koninklijke Ahold	1,374
				Effective Rate US	Delhaize Nv —
				plus 0.25%) —	Monthly
				Monthly
11,276	11,640	—	1/29/20	(Federal Funds	Korea Investment	361
				Effective Rate US	Holdings Co Ltd —
				plus 0.35%) —	Monthly
				Monthly
6,390	6,464	—	1/29/20	(Federal Funds	Korea Zinc Co Ltd —	73
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
2,830	3,002	—	1/27/20	(Federal Funds	Kumba Iron Ore	171
				Effective Rate US	Ltd — Monthly
				plus 0.60%) —
				Monthly
12,642	12,653	—	1/29/20	(Federal Funds	Kumho	9
				Effective Rate US	Petrochemical Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
14,137	13,533	—	8/01/24	(Federal Funds	Kuwait Finance	(625)
				Effective Rate US	House Kscp —
				plus 1.20%) —	Monthly
				Monthly
24,021	23,791	—	1/29/20	(Federal Funds	L Brands Inc —	(235)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
131,302	130,863	—	1/29/20	(Federal Funds	L3Harris	(465)
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
117,597	120,367	—	1/29/20	(Federal Funds	Lamb Weston	2,747
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
33,571	34,938	—	1/29/20	(Federal Funds	Lanxess Ag —	1,361
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

40 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,879	$17,417	$—	1/29/20	(Federal Funds	Leonardo Spa —	$534
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,358	6,478	—	1/29/20	(Federal Funds	Lg Electronics Inc —	119
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
5,659	5,840	—	1/29/20	(Federal Funds	Lg Household &	180
				Effective Rate US	Health Care Ltd —
				plus 0.35%) —	Monthly
				Monthly
103,243	104,094	—	1/29/20	(Federal Funds	Lockheed Martin	1,427
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
30,606	30,321	—	1/29/20	(Federal Funds	Longfor Group	(291)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
130,068	135,285	—	1/29/20	(Federal Funds	Lpl Financial	5,191
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
13,048	13,434	—	1/29/20	(Federal Funds	Ls Corp — Monthly	384
				Effective Rate US
				plus 0.35%) —
				Monthly
6,657	6,866	—	1/29/20	(Federal Funds	Ls Industrial	208
				Effective Rate US	Systems Co Ltd —
				plus 0.35%) —	Monthly
				Monthly
8,319	7,510	—	1/29/20	(Federal Funds	Lsc	(811)
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
				Monthly
11,652	10,965	—	8/01/24	(Federal Funds	Mabanee Co Sak —	(705)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
124,062	126,263	—	1/29/20	(Federal Funds	Masco Corp —	2,176
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
185,308	187,392	—	1/29/20	(Federal Funds	Mastercard Inc —	2,048
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$69,020	$68,858	$—	1/29/20	(Federal Funds	Match Group Inc —	$(176)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
36,892	37,618	—	1/29/20	(Federal Funds	Mbt Financial	719
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
43,010	43,043	—	1/29/20	(Federal Funds	Medidata Solutions	24
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
12,597	11,915	—	1/29/20	(Federal Funds	Medy-Tox Inc —	(685)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
39,258	39,394	—	1/29/20	(Federal Funds	Mellanox	128
				Effective Rate US	Technologies Ltd —
				plus 0.25%) —	Monthly
				Monthly
69,116	70,460	—	1/29/20	(Federal Funds	Mercury General	1,330
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
94,287	98,218	—	1/29/20	(Federal Funds	Metso Oyj —	3,912
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
56,706	57,615	—	1/29/20	(Federal Funds	Milacron Holdings	898
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
25,383	26,488	—	1/27/20	(Federal Funds	Mitsubishi Gas	1,099
				Effective Rate US	Chemical Co Inc —
				plus 0.25%) —	Monthly
				Monthly
17,988	18,405	—	1/27/20	(Federal Funds	Mitsubishi Motors	412
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
25,186	25,674	—	1/27/20	(Federal Funds	Mitsui Chemicals	481
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
13,670	13,333	—	8/01/24	(Federal Funds	Mobile Telecommu-	(360)
				Effective Rate US	nications Co Ksc —
				plus 1.20%) —	Monthly
				Monthly

42 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,081	$15,134	$—	1/27/20	(Federal Funds	Mondi Plc —	$50
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
27,558	27,974	—	1/29/20	(Federal Funds	Moneta Money Bank	410
				Effective Rate US	As — Monthly
				plus 0.70%) —
				Monthly
15,744	15,907	—	1/27/20	(Federal Funds	Ms&Ad Insurance	160
				Effective Rate US	Group Holdings
				plus 0.25%) —	Inc — Monthly
				Monthly
71,999	72,031	—	1/29/20	(Federal Funds	Msci Inc — Monthly	18
				Effective Rate US
				plus 0.25%) —
				Monthly
27,896	28,303	—	1/27/20	(Federal Funds	Multiplan	399
				Effective Rate US	Empreendimentos
				plus 0.65%) —	Imobiliarios Sa —
				Monthly	Monthly
13,011	12,913	—	8/01/24	(Federal Funds	National Bank Of	(120)
				Effective Rate US	Kuwait Sakp —
				plus 1.20%) —	Monthly
				Monthly
142,210	144,690	—	1/29/20	(Federal Funds	National	2,453
				Effective Rate US	Instruments Corp —
				plus 0.25%) —	Monthly
				Monthly
22,294	22,695	—	1/29/20	(Federal Funds	Netease Inc Adr —	397
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,401	11,455	—	1/29/20	(Federal Funds	New China Life	(948)
				Effective Rate US	Insurance Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
41,425	42,298	—	1/29/20	(Federal Funds	New Oriental	865
				Effective Rate US	Education &
				plus 0.25%) —	Technology Group
				Monthly	Inc Adr — Monthly
44,118	44,334	—	1/27/20	(Federal Funds	Ngk Insulators Ltd —	204
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,782	16,941	—	1/27/20	(Federal Funds	Nisshin Seifun	154
				Effective Rate US	Group Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,912	$25,487	$—	1/30/20	(Federal Funds	Novatek	$1,570
				Effective Rate US	Microelectronics
				plus 0.35%) —	Corp — Monthly
				Monthly
45,160	46,385	—	1/29/20	(Federal Funds	Nrc Group Holdings	1,216
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
119,086	118,767	—	1/29/20	(Federal Funds	Nvr Inc — Monthly	(341)
				Effective Rate US
				plus 0.25%) —
				Monthly
18,351	18,692	—	1/29/20	(Federal Funds	Nxp	337
				Effective Rate US	Semiconductors
				plus 0.25%) —	Nv — Monthly
				Monthly
16,502	16,602	—	1/27/20	(Federal Funds	Obayashi Corp —	96
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
55,656	56,601	—	1/29/20	(Federal Funds	Old Republic	934
				Effective Rate US	International
				plus 0.25%) —	Corp — Monthly
				Monthly
57,480	57,600	—	1/29/20	(Federal Funds	Omv Ag — Monthly	108
				Effective Rate US
				plus 0.25%) —
				Monthly
18,609	18,489	—	1/27/20	(Federal Funds	Ono Pharmaceutical	(125)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
28,643	29,486	—	1/26/20	(Federal Funds	Ooredoo Qpsc —	832
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
6,626	6,897	—	1/29/20	(Federal Funds	Orange Life	269
				Effective Rate US	Insurance Ltd —
				plus 0.35%) —	Monthly
				Monthly
18,620	19,216	—	1/27/20	(Federal Funds	Orix Corp — Monthly	592
				Effective Rate US
				plus 0.25%) —
				Monthly
7,945	7,990	—	7/09/24	(Federal Funds	Otp Bank Nyrt —	43
				Effective Rate US	Monthly
				plus 0.70%) —
				Monthly

44 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$54,959	$54,762	$—	1/29/20	(Federal Funds	Pacific Biosciences	$(208)
				Effective Rate US	Of California Inc —
				plus 0.25%) —	Monthly
				Monthly
145,263	151,182	—	1/29/20	(Federal Funds	Parker Hannifin	5,890
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
68,996	70,010	—	1/29/20	(Federal Funds	Paypal Holdings	1,000
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
89,294	91,686	—	1/29/20	(Federal Funds	Pegasystems Inc —	2,373
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,743	18,953	—	1/29/20	(Federal Funds	Persimmon Plc —	206
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,496	22,303	—	1/27/20	(Federal Funds	Petrobras	800
				Effective Rate US	Distribuidora Sa —
				plus 0.65%) —	Monthly
				Monthly
7,201	7,251	—	1/28/20	(Federal Funds	Petronas Chemicals	47
				Effective Rate US	Group Bhd —
				plus 0.75%) —	Monthly
				Monthly
31,501	32,463	—	1/29/20	(Federal Funds	Peugeot Sa —	956
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,889	39,947	—	1/29/20	(Federal Funds	Pilgrim’s Pride	1,050
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
29,844	30,225	—	1/29/20	(Federal Funds	Porsche Automobil	375
				Effective Rate US	Holding Se —
				plus 0.25%) —	Monthly
				Monthly
7,910	8,151	—	1/29/20	(Federal Funds	Posco International	238
				Effective Rate US	Corp — Monthly
				plus 0.35%) —
				Monthly
23,005	24,326	—	1/29/20	(Federal Funds	Powszechna Kasa	1,317
				Effective Rate US	Oszczednosci Bank
				plus 0.70%) —	Polski Sa — Monthly
				Monthly

PanAgora Market Neutral Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,030	$23,675	$—	1/29/20	(Federal Funds	Powszechny Zaklad	$639
				Effective Rate US	Ubezpieczen Sa —
				plus 0.70%) —	Monthly
				Monthly
107,925	106,884	—	1/29/20	(Federal Funds	Procter & Gamble	(1,062)
				Effective Rate US	Co/The — Monthly
				plus 0.25%) —
				Monthly
119,177	120,674	—	1/29/20	(Federal Funds	Progressive Corp/	1,473
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
124,122	125,533	—	1/29/20	(Federal Funds	PulteGroup Inc —	1,386
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
87,596	87,688	—	1/29/20	(Federal Funds	Qantas Airways	75
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
7,282	7,448	—	1/26/20	(Federal Funds	Qatar Insurance Co	164
				Effective Rate US	Saq — Monthly
				plus 1.20%) —
				Monthly
115,625	118,717	—	1/29/20	(Federal Funds	Qorvo Inc —	3,068
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
93,546	96,332	—	1/29/20	(Federal Funds	Raymond James	2,767
				Effective Rate US	Financial Inc —
				plus 0.25%) —	Monthly
				Monthly
122,170	125,178	—	1/29/20	(Federal Funds	Reinsurance Group	2,984
				Effective Rate US	Of America Inc —
				plus 0.25%) —	Monthly
				Monthly
38,363	39,086	—	1/29/20	(Federal Funds	Reliance Steel &	716
				Effective Rate US	Aluminum Co —
				plus 0.25%) —	Monthly
				Monthly
35,377	35,706	—	1/29/20	(Federal Funds	Ringcentral Inc —	322
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,648	17,997	—	1/29/20	(Federal Funds	Rio Tinto Ltd —	346
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

46 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$3,918	$3,918	$—	7/09/24	(Federal Funds	Riyad Bank —	$(1)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
16,493	17,237	—	1/27/20	(Federal Funds	Rmb Holdings Ltd —	739
				Effective Rate US	Monthly
				plus 0.60%) —
				Monthly
134,682	135,493	—	1/29/20	(Federal Funds	Robert Half	784
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
139,017	143,623	—	1/29/20	(Federal Funds	Rockwell	4,578
				Effective Rate US	Automation Inc —
				plus 0.25%) —	Monthly
				Monthly
33,899	33,402	—	1/29/20	(Federal Funds	Royal Unibrew As —	(504)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
71,864	72,780	—	1/29/20	(Federal Funds	Sage Group Plc/	902
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
7,055	7,047	—	1/29/20	(Federal Funds	Samsung	(9)
				Effective Rate US	Electronics Co Ltd —
				plus 0.35%) —	Monthly
				Monthly
21,418	21,522	—	1/29/20	(Federal Funds	Samsung Sds Co	99
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly
18,105	18,558	—	1/29/20	(Federal Funds	Sandvik Ab —	449
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,297	41,547	—	1/27/20	(Federal Funds	Sankyo Co Ltd —	239
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
58,884	59,661	—	1/29/20	(Federal Funds	Santander	765
				Effective Rate US	Consumer Usa
				plus 0.25%) —	Holdings Inc —
				Monthly	Monthly
57,231	58,662	—	1/29/20	(Federal Funds	Santos Ltd —	1,419
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,438	$5,437	$—	7/09/24	(Federal Funds	Saudi Telecom Co —	$(2)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
18,129	18,382	—	1/29/20	(Federal Funds	Sbm Offshore Nv —	249
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
32,229	32,331	—	1/29/20	(Federal Funds	Scor Se — Monthly	95
				Effective Rate US
				plus 0.25%) —
				Monthly
39,795	42,377	—	1/29/20	(Federal Funds	Seagate Technology	2,575
				Effective Rate US	Plc — Monthly
				plus 0.25%) —
				Monthly
13,351	13,233	—	1/29/20	(Federal Funds	Sears Hometown	(122)
				Effective Rate US	And Outlet Stores
				plus 0.25%) —	Inc — Monthly
				Monthly
19,375	19,540	—	1/27/20	(Federal Funds	Sekisui House Ltd —	160
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
51,804	52,106	—	1/29/20	(Federal Funds	Servicenow Inc —	292
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,513	13,081	—	1/29/20	(Federal Funds	Severstal Pjsc Gdr —	566
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,575	6,796	—	1/27/20	(Federal Funds	Siam Cement Pcl	219
				Effective Rate US	Nvdr/The — Monthly
				plus 0.75%) —
				Monthly
4,160	4,288	—	1/29/20	(Federal Funds	Sihuan	127
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Holdings Group
				Monthly	Ltd — Monthly
17,763	18,468	—	1/29/20	(Federal Funds	Simcorp As —	701
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,282	13,784	—	1/29/20	(Federal Funds	Sinopec	500
				Effective Rate US	Engineering Group
				plus 0.25%) —	Co Ltd — Monthly
				Monthly

48 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,192	$6,949	$—	1/29/20	(Federal Funds	Sinotruk Hong Kong	$(245)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
18,184	19,166	—	1/29/20	(Federal Funds	Skf Ab — Monthly	979
				Effective Rate US
				plus 0.25%) —
				Monthly
18,036	18,560	—	1/29/20	(Federal Funds	Societe Generale	520
				Effective Rate US	Sa — Monthly
				plus 0.25%) —
				Monthly
38,744	38,825	—	1/29/20	(Federal Funds	Software Ag —	73
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,904	17,035	—	1/29/20	(Federal Funds	Sonae Sgps Sa —	128
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
74,473	74,288	—	1/29/20	(Federal Funds	Sonova Holding	(200)
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly
44,072	44,179	—	1/29/20	(Federal Funds	Sotheby’s —	98
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
46,128	45,309	—	1/29/20	(Federal Funds	Southwest Airlines	(672)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
16,987	17,825	—	1/27/20	(Federal Funds	Spar Group Ltd/	833
				Effective Rate US	The — Monthly
				plus 0.60%) —
				Monthly
77,249	75,688	—	1/29/20	(Federal Funds	Spark Therapeutics	(1,578)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
5,744	6,094	—	1/27/20	(Federal Funds	Standard Bank	348
				Effective Rate US	Group Ltd —
				plus 0.60%) —	Monthly
				Monthly
43,096	43,068	—	1/29/20	(Federal Funds	Stewardship	(36)
				Effective Rate US	Financial Corp —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$43,093	$43,897	$—	1/29/20	(Federal Funds	Straumann Holding	$795
				Effective Rate US	Ag — Monthly
				plus 0.25%) —
				Monthly
18,994	18,769	—	1/27/20	(Federal Funds	Subaru Corp —	(231)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,810	27,161	—	1/27/20	(Federal Funds	Sumitomo Chemical	344
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
19,086	19,504	—	1/27/20	(Federal Funds	Sumitomo Corp —	413
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
31,126	31,822	—	1/27/20	(Federal Funds	Sumitomo Electric	687
				Effective Rate US	Industries Ltd —
				plus 0.25%) —	Monthly
				Monthly
34,377	34,250	—	1/27/20	(Federal Funds	Sundrug Co Ltd —	(135)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
43,433	45,152	—	1/29/20	(Federal Funds	Svb Financial	1,711
				Effective Rate US	Group — Monthly
				plus 0.25%) —
				Monthly
85,911	88,489	—	1/29/20	(Federal Funds	Swedish Match Ab —	2,561
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
157,552	159,611	—	1/29/20	(Federal Funds	Symantec Corp —	2,028
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
98,851	99,099	—	1/29/20	(Federal Funds	Synchrony	228
				Effective Rate US	Financial — Monthly
				plus 0.25%) —
				Monthly
55,034	55,863	—	1/29/20	(Federal Funds	T Rowe Price Group	818
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
64,892	65,399	—	1/29/20	(Federal Funds	Tapestry Inc —	494
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

50 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$143,784	$143,803	$—	1/29/20	(Federal Funds	Teledyne	$(10)
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
15,003	15,296	—	1/29/20	(Federal Funds	Tencent Holdings	290
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
68,612	69,176	—	1/29/20	(Federal Funds	Texas Instruments	551
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
43,122	42,792	—	1/27/20	(Federal Funds	Tokyo Electron	(341)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
15,106	15,545	—	1/27/20	(Federal Funds	Toshiba Corp —	434
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
47,427	48,185	—	1/29/20	(Federal Funds	Total System	748
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly
36,411	36,672	—	1/27/20	(Federal Funds	Toyo Suisan Kaisha	251
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
5,645	5,817	—	1/27/20	(Federal Funds	Truworths	170
				Effective Rate US	International Ltd —
				plus 0.60%) —	Monthly
				Monthly
6,454	6,568	—	1/29/20	(Federal Funds	Turkiye Sise Ve Cam	112
				Effective Rate US	Fabrikalari As —
				plus 0.70%) —	Monthly
				Monthly
60,561	61,970	—	1/29/20	(Federal Funds	Twitter Inc —	1,397
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
49,703	50,129	—	1/29/20	(Federal Funds	Ucb Sa — Monthly	415
				Effective Rate US
				plus 0.25%) —
				Monthly
152,222	155,644	—	1/29/20	(Federal Funds	Union Pacific	4,323
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,738	$36,520	$—	1/29/20	(Federal Funds	Urban Outfitters	$(226)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
167,567	163,748	—	1/29/20	(Federal Funds	Veeva Systems Inc —	(3,851)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
52,966	53,158	—	1/29/20	(Federal Funds	Verizon	181
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
				Monthly
86,071	86,320	—	1/29/20	(Federal Funds	Versum Materials	231
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
170,094	172,141	—	1/29/20	(Federal Funds	Visa Inc — Monthly	2,014
				Effective Rate US
				plus 0.25%) —
				Monthly
40,539	41,028	—	1/29/20	(Federal Funds	Volkswagen Ag —	480
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
58,551	59,480	—	1/29/20	(Federal Funds	Voya Financial Inc —	917
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
104,857	105,473	—	1/29/20	(Federal Funds	Wabco Holdings	596
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
13,054	13,784	—	1/29/20	(Federal Funds	Weichai Power Co	727
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
18,536	18,441	—	1/29/20	(Federal Funds	Wesfarmers Ltd —	268
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
142,682	148,106	—	1/29/20	(Federal Funds	Western Alliance	5,395
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly
39,612	39,882	—	1/29/20	(Federal Funds	Western Union Co/	266
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly

52 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,762	$18,141	$—	1/29/20	(Federal Funds	Woodside	$376
				Effective Rate US	Petroleum Ltd —
				plus 0.25%) —	Monthly
				Monthly
90,444	92,220	—	1/29/20	(Federal Funds	Ww Grainger Inc —	1,758
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
46,684	48,180	—	1/29/20	(Federal Funds	Xilinx Inc — Monthly	1,486
				Effective Rate US
				plus 0.25%) —
				Monthly
27,404	27,274	—	1/27/20	(Federal Funds	Yokogawa Electric	(137)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
5,292	5,177	—	1/29/20	(Federal Funds	Yuexiu Property Co	(117)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
23,249	24,253	—	1/29/20	(Federal Funds	Yuhan Corp —	1,000
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
4,939	4,938	—	1/30/20	(Federal Funds	Yulon Nissan Motor	(1)
				Effective Rate US	Co Ltd — Monthly
				plus 0.35%) —
				Monthly
123,660	127,159	—	1/29/20	(Federal Funds	Yum China Holdings	3,475
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
88,286	87,920	—	1/29/20	(Federal Funds	Zayo Group	(383)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
3,426	3,349	—	1/29/20	(Federal Funds	Zhejiang	(78)
				Effective Rate US	Expressway Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
27,995	28,420	—	1/29/20	(Federal Funds	Zijin Mining Group	419
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
42,135	43,699	—	1/29/20	Federal Funds	2U Inc — Monthly	(1,559)
				Effective Rate US
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$51,627	$52,301	$—	1/29/20	Federal Funds	Abbott	$(667)
				Effective Rate US	Laboratories —
				minus 0.23% —	Monthly
				Monthly
16,431	16,840	—	1/29/20	Federal Funds	Airbus Se — Monthly	(407)
				Effective Rate US
				minus 0.30% —
				Monthly
70,323	63,680	—	1/29/20	Federal Funds	Alexion	6,653
				Effective Rate US	Pharmaceuticals
				minus 0.23% —	Inc — Monthly
				Monthly
11,509	11,525	—	1/29/20	Federal Funds	Alibaba Pictures	(14)
				Effective Rate US	Group Ltd —
				minus 0.88% —	Monthly
				Monthly
6,879	7,079	—	1/29/20	Federal Funds	Alior Bank Sa —	(199)
				Effective Rate US	Monthly
				minus 0.75% —
				Monthly
15,715	16,400	—	1/29/20	Federal Funds	Alsea Sab De Cv —	(683)
				Effective Rate US	Monthly
				minus 0.50% —
				Monthly
15,869	15,784	—	1/29/20	Federal Funds	Amarin Corp Plc	87
				Effective Rate US	Adr — Monthly
				minus 0.87% —
				Monthly
34,154	37,521	—	1/29/20	Federal Funds	Ambu As — Monthly	(3,361)
				Effective Rate US
				minus 0.30% —
				Monthly
157,554	158,932	—	1/29/20	Federal Funds	Amerco — Monthly	(1,354)
				Effective Rate US
				minus 0.23% —
				Monthly
104,585	103,768	—	1/29/20	Federal Funds	American	838
				Effective Rate US	International Group
				minus 0.23% —	Inc — Monthly
				Monthly
12,004	12,665	—	1/29/20	Federal Funds	Amorepacific	(659)
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly
51,742	51,730	—	1/29/20	Federal Funds	Analog Devices	(234)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

54 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$146,673	$148,547	$—	1/29/20	Federal Funds	Archer-Daniels-	$(1,851)
				Effective Rate US	Midland Co —
				minus 0.23% —	Monthly
				Monthly
60,679	60,467	—	1/29/20	Federal Funds	Argenx Se Adr —	221
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
26,455	26,839	—	1/27/20	Federal Funds	Asahi Intecc Co	(379)
				Effective Rate US	Ltd — Monthly
				minus 0.63% —
				Monthly
16,106	16,251	—	1/29/20	Federal Funds	Aselsan Elektronik	(148)
				Effective Rate US	Sanayi Ve Ticaret
				minus 4.00% —	As — Monthly
				Monthly
125,271	125,863	—	1/29/20	Federal Funds	Assured Guaranty	(573)
				Effective Rate US	Ltd — Monthly
				minus 0.23% —
				Monthly
9,420	9,560	—	1/30/20	Federal Funds	Asustek Computer	(139)
				Effective Rate US	Inc — Monthly
				minus 0.40% —
				Monthly
25,303	24,615	—	1/29/20	Federal Funds	Atlassian Corp Plc —	692
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,662	8,334	—	1/30/20	Federal Funds	Au Optronics	(672)
				Effective Rate US	Corp — Monthly
				minus 2.25% —
				Monthly
4,896	4,923	—	1/28/20	Federal Funds	Axiata Group Bhd —	(28)
				Effective Rate US	Monthly
				minus 3.00% —
				Monthly
11,479	11,372	—	1/27/20	Federal Funds	Ayala Corp —	106
				Effective Rate US	Monthly
				minus 2.50% —
				Monthly
22,013	22,267	—	1/29/20	Federal Funds	Bachem Holding	(251)
				Effective Rate US	Ag — Monthly
				minus 0.30% —
				Monthly
24,391	24,287	—	1/29/20	Federal Funds	Bakkafrost P/F —	108
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,220	$10,675	$—	1/29/20	Federal Funds	Banco Bradesco	$(453)
				Effective Rate US	Adr — Monthly
				minus 0.23% —
				Monthly
20,432	21,009	—	1/27/20	Federal Funds	Bdo Unibank Inc —	(578)
				Effective Rate US	Monthly
				minus 2.50% —
				Monthly
16,139	15,911	—	1/29/20	Federal Funds	Banco Santander	231
				Effective Rate US	Sa — Monthly
				minus 0.30% —
				Monthly
16,474	16,652	—	1/29/20	Federal Funds	Bank Hapoalim	(176)
				Effective Rate US	Bm — Monthly
				minus 0.75% —
				Monthly
71,908	73,254	—	1/29/20	Federal Funds	Bank Of Hawaii	(1,908)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
29,424	30,191	—	1/27/20	Federal Funds	Bank Of Kyoto Ltd/	(762)
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
11,964	12,130	—	1/27/20	Federal Funds	Bank Of The	(166)
				Effective Rate US	Philippine Islands —
				minus 2.50% —	Monthly
				Monthly
7,757	7,891	—	1/29/20	Federal Funds	Bank Polska Kasa	(133)
				Effective Rate US	Opieki Sa — Monthly
				minus 0.75% —
				Monthly
4,331	4,145	—	1/27/20	Federal Funds	Bank Tabungan	185
				Effective Rate US	Negara Persero Tbk
				minus 4.00% —	Pt — Monthly
				Monthly
6,998	7,926	—	1/27/20	Federal Funds	Banpu Pcl —	(928)
				Effective Rate US	Monthly
				minus 1.63% —
				Monthly
4,466	4,642	—	1/27/20	Federal Funds	Barito Pacific Tbk	(177)
				Effective Rate US	Pt — Monthly
				minus 4.00% —
				Monthly
145,260	146,964	—	1/29/20	Federal Funds	Baxter International	(2,051)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

56 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,948	$17,394	$—	1/27/20	Federal Funds	Bb Seguridade	$(441)
				Effective Rate US	Participacoes Sa —
				minus 1.00% —	Monthly
				Monthly
122,724	125,462	—	1/29/20	Federal Funds	Bb&T Corp —	(2,721)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
121,192	121,628	—	1/29/20	Federal Funds	Becton Dickinson	(417)
				Effective Rate US	And Co — Monthly
				minus 0.23% —
				Monthly
67,745	68,825	—	1/29/20	Federal Funds	Bgc Partners Inc —	(1,069)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
105,758	106,355	—	1/29/20	Federal Funds	Boston Scientific	(581)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
16,831	16,886	—	1/29/20	Federal Funds	Bp Plc Adr —	(52)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,324	10,631	—	1/29/20	Federal Funds	Brilliance China	(306)
				Effective Rate US	Automotive
				minus 0.40% —	Holdings Ltd —
				Monthly	Monthly
77,945	80,678	—	1/29/20	Federal Funds	Brown & Brown	(2,721)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
111,435	113,496	—	1/29/20	Federal Funds	Bunge Ltd —	(2,044)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
179,379	186,302	—	1/29/20	Federal Funds	Bwx Technologies	(6,894)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
31,950	31,191	—	1/29/20	Federal Funds	Callon Petroleum	764
				Effective Rate US	Co — Monthly
				minus 0.52% —
				Monthly
137,685	141,756	—	1/29/20	Federal Funds	Cantel Medical	(4,051)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$101,249	$102,316	$—	1/29/20	Federal Funds	Catalent Inc —	$(1,051)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,799	20,902	—	1/30/20	Federal Funds	Cathay Financial	(101)
				Effective Rate US	Holding Co Ltd —
				minus 0.46% —	Monthly
				Monthly
45,057	45,652	—	1/29/20	Federal Funds	Cathay Pacific	(603)
				Effective Rate US	Airways Ltd —
				minus 4.00% —	Monthly
				Monthly
65,490	65,992	—	1/29/20	Federal Funds	Cbs Corp — Monthly	(493)
				Effective Rate US
				minus 0.23% —
				Monthly
9,852	9,841	—	1/29/20	Federal Funds	Ccc Sa — Monthly	13
				Effective Rate US
				minus 0.75% —
				Monthly
13,420	14,018	—	1/29/20	Federal Funds	Celltrion Healthcare	(614)
				Effective Rate US	Co Ltd — Monthly
				minus 5.50% —
				Monthly
184,306	186,077	—	1/29/20	Federal Funds	Ceridian Hcm	(1,743)
				Effective Rate US	Holding Inc —
				minus 0.23% —	Monthly
				Monthly
79,396	80,557	—	1/29/20	Federal Funds	Charles River	(1,148)
				Effective Rate US	Laboratories
				minus 0.23% —	International Inc —
				Monthly	Monthly
120,951	123,696	—	1/29/20	Federal Funds	Charter	(2,726)
				Effective Rate US	Communications
				minus 0.23% —	Inc — Monthly
				Monthly
17,797	18,211	—	1/30/20	Federal Funds	Cheng Shin Rubber	(414)
				Effective Rate US	Industry Co Ltd —
				minus 1.74% —	Monthly
				Monthly
16,461	16,483	—	1/29/20	Federal Funds	China Everbright	(19)
				Effective Rate US	International Ltd —
				minus 0.40% —	Monthly
				Monthly
7,824	7,855	—	1/29/20	Federal Funds	China Unicom Hong	(29)
				Effective Rate US	Kong Ltd — Monthly
				minus 0.40% —
				Monthly

58 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,114	$18,381	$—	1/29/20	Federal Funds	Chongqing Rural	$(264)
				Effective Rate US	Commercial Bank
				minus 0.40% —	Co Ltd — Monthly
				Monthly
41,628	43,104	—	1/29/20	Federal Funds	Chr Hansen Holding	(1,469)
				Effective Rate US	As — Monthly
				minus 0.30% —
				Monthly
69,551	69,232	—	1/29/20	Federal Funds	Chubb Ltd —	333
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
9,910	10,001	—	1/30/20	Federal Funds	Chunghwa Telecom	(90)
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
17,097	17,956	—	1/28/20	Federal Funds	City Developments	(856)
				Effective Rate US	Ltd — Monthly
				minus 1.00% —
				Monthly
4,926	5,094	—	1/29/20	Federal Funds	Cj Cheiljedang	(167)
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly
7,242	7,469	—	1/29/20	Federal Funds	Cj Corp — Monthly	(226)
				Effective Rate US
				minus 0.40% —
				Monthly
10,992	11,334	—	1/29/20	Federal Funds	Cj Logistics Corp —	(340)
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
25,877	26,115	—	1/27/20	Federal Funds	Coca-Cola Bottlers	(233)
				Effective Rate US	Japan Holdings
				minus 0.30% —	Inc — Monthly
				Monthly
80,901	80,799	—	1/29/20	Federal Funds	Coca-Cola Co/	115
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
115,480	117,685	—	1/29/20	Federal Funds	Cognizant	(2,186)
				Effective Rate US	Technology
				minus 0.23% —	Solutions Corp —
				Monthly	Monthly
10,920	11,255	—	1/29/20	Federal Funds	Coles Group Ltd —	(334)
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly

PanAgora Market Neutral Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,397	$16,350	$—	1/29/20	Federal Funds	Coloplast As —	$50
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
124,031	117,393	—	1/29/20	Federal Funds	Commerce	6,658
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
12,680	13,237	—	1/26/20	Federal Funds	Commercial	(558)
				Effective Rate US	Bank Psqc/The —
				minus 3.50% —	Monthly
				Monthly
33,285	33,949	—	1/29/20	Federal Funds	Commscope	(659)
				Effective Rate US	Holding Co Inc —
				minus 0.23% —	Monthly
				Monthly
151,978	153,876	—	1/29/20	Federal Funds	Constellation	(1,874)
				Effective Rate US	Brands Inc —
				minus 0.23% —	Monthly
				Monthly
47,815	47,365	—	1/29/20	Federal Funds	Convatec Group	(234)
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
90,240	91,718	—	1/29/20	Federal Funds	Corelogic Inc —	(1,464)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
69,107	70,293	—	1/29/20	Federal Funds	Corning Inc —	(1,681)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,483	10,770	—	1/29/20	Federal Funds	Credicorp Ltd —	(285)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
50,116	50,274	—	1/29/20	Federal Funds	Davide Campari-	(150)
				Effective Rate US	Milano Spa —
				minus 0.30% —	Monthly
				Monthly
16,244	16,956	—	1/29/20	Federal Funds	Delivery Hero Se —	(709)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
10,954	12,045	—	1/27/20	Federal Funds	Discovery Ltd —	(1,089)
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly

60 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$25,997	$25,963	$—	1/29/20	Federal Funds	Domino’s Pizza	$38
				Effective Rate US	Enterprises Ltd —
				minus 0.45% —	Monthly
				Monthly
48,106	48,317	—	1/29/20	Federal Funds	Domino’s Pizza	(203)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
143,766	145,145	—	1/29/20	Federal Funds	Dr Horton Inc —	(1,357)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
21,723	22,488	—	1/29/20	Federal Funds	Ds Smith Plc —	(762)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
16,245	16,525	—	1/29/20	Federal Funds	Elbit Systems Ltd —	(278)
				Effective Rate US	Monthly
				minus 0.75% —
				Monthly
12,459	12,593	—	1/29/20	Federal Funds	Eldorado Resorts	(132)
				Effective Rate US	Inc — Monthly
				minus 1.77% —
				Monthly
1,213	1,198	—	1/29/20	Federal Funds	Emaar Development	14
				Effective Rate US	Pjsc — Monthly
				minus 3.50% —
				Monthly
20,815	21,264	—	1/29/20	Federal Funds	Embraer Sa Adr —	(446)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,982	12,170	—	1/29/20	Federal Funds	Emirates Telecom-	(189)
				Effective Rate US	munications Group
				minus 3.50% —	Co Pjsc — Monthly
				Monthly
18,989	19,558	—	1/29/20	Federal Funds	Epiroc Ab — Monthly	(566)
				Effective Rate US
				minus 0.30% —
				Monthly
139,819	141,257	—	1/29/20	Federal Funds	Equifax Inc —	(1,415)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,971	18,037	—	1/29/20	Federal Funds	Essilorluxottica	(63)
				Effective Rate US	Sa — Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,955	$16,257	$—	1/29/20	Federal Funds	Everbright	$(304)
				Effective Rate US	Securities Co Ltd —
				minus 3.38% —	Monthly
				Monthly
106,221	105,390	—	1/29/20	Federal Funds	Exact Sciences	848
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
26,396	26,221	—	1/27/20	Federal Funds	Familymart Co	(32)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
15,852	16,183	—	1/30/20	Federal Funds	Far Eastone Tele-	(330)
				Effective Rate US	communications Co
				minus 0.60% —	Ltd — Monthly
				Monthly
128,824	133,391	—	1/29/20	Federal Funds	Fedex Corp —	(4,546)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,017	16,894	—	1/29/20	Federal Funds	Ferrovial Sa —	126
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
37,100	37,542	—	1/29/20	Federal Funds	First Merchants	(707)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
83,696	84,965	—	1/29/20	Federal Funds	First Republic Bank/	(1,257)
				Effective Rate US	Ca — Monthly
				minus 0.23% —
				Monthly
141,040	141,085	—	1/29/20	Federal Funds	First Solar Inc —	(23)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,554	13,846	—	1/29/20	Federal Funds	Fletcher Building	(290)
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
34,745	35,514	—	1/29/20	Federal Funds	Fletcher Building	(763)
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
16,618	17,394	—	1/29/20	Federal Funds	Fortescue Metals	(773)
				Effective Rate US	Group Ltd —
				minus 0.45% —	Monthly
				Monthly

62 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,425	$18,674	$—	1/29/20	Federal Funds	Fresnillo Plc —	$(247)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
16,910	17,222	—	1/27/20	Federal Funds	Fukuoka Financial	(309)
				Effective Rate US	Group Inc — Monthly
				minus 0.30% —
				Monthly
131,374	134,338	—	1/29/20	Federal Funds	Gartner Inc —	(2,946)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
156,298	159,397	—	1/29/20	Federal Funds	Gci Liberty Inc —	(3,076)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,283	18,113	—	1/29/20	Federal Funds	Gds Holdings Ltd	173
				Effective Rate US	Adr — Monthly
				minus 0.67% —
				Monthly
118,311	122,030	—	1/29/20	Federal Funds	General Dynamics	(3,701)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
18,425	18,093	—	1/28/20	Federal Funds	Genting Plantations	323
				Effective Rate US	Bhd — Monthly
				minus 5.38% —
				Monthly
46,869	47,763	—	1/29/20	Federal Funds	Genuine Parts Co —	(887)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
47,558	48,300	—	1/29/20	Federal Funds	Global Payments	(735)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
122,522	125,589	—	1/29/20	Federal Funds	Globe Life Inc —	(3,048)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,276	15,507	—	1/27/20	Federal Funds	Gmo Payment	(228)
				Effective Rate US	Gateway Inc —
				minus 0.75% —	Monthly
				Monthly
9,114	9,023	—	1/29/20	Federal Funds	Gold Fields Ltd	93
				Effective Rate US	Adr — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,253	$20,569	$—	1/29/20	Federal Funds	Gome Retail	$(319)
				Effective Rate US	Holdings Ltd —
				minus 4.00% —	Monthly
				Monthly
98,780	101,385	—	1/29/20	Federal Funds	Graham Holdings	(2,589)
				Effective Rate US	Co — Monthly
				minus 0.23% —
				Monthly
9,029	9,302	—	1/29/20	Federal Funds	Gruma Sab De Cv —	(271)
				Effective Rate US	Monthly
				minus 0.50% —
				Monthly
8,869	9,258	—	1/29/20	Federal Funds	Grupo Financiero	(388)
				Effective Rate US	Inbursa Sab De Cv —
				minus 0.50% —	Monthly
				Monthly
6,521	7,134	—	1/29/20	Federal Funds	Grupo Televisa Sab	(612)
				Effective Rate US	Adr — Monthly
				minus 0.23% —
				Monthly
2,498	2,669	—	1/27/20	Federal Funds	Gt Capital Holdings	(171)
				Effective Rate US	Inc — Monthly
				minus 2.50% —
				Monthly
49,630	50,698	—	1/29/20	Federal Funds	Gw Pharmaceuticals	(1,060)
				Effective Rate US	Plc Adr — Monthly
				minus 0.23% —
				Monthly
100,246	104,013	—	1/29/20	Federal Funds	Hain Celestial Group	(3,752)
				Effective Rate US	Inc/The — Monthly
				minus 0.23% —
				Monthly
22,891	22,474	—	1/27/20	Federal Funds	Hamamatsu	422
				Effective Rate US	Photonics Kk —
				minus 0.30% —	Monthly
				Monthly
52,035	52,329	—	1/29/20	Federal Funds	Hargreaves	(285)
				Effective Rate US	Lansdown Plc —
				minus 0.30% —	Monthly
				Monthly
12,228	12,442	—	1/28/20	Federal Funds	Hartalega Holdings	(216)
				Effective Rate US	Bhd — Monthly
				minus 4.00% —
				Monthly
39,567	37,328	—	1/29/20	Federal Funds	Harvey Norman	2,238
				Effective Rate US	Holdings Ltd —
				minus 2.50% —	Monthly
				Monthly

64 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,693	$16,080	$—	1/29/20	Federal Funds	Hillenbrand Inc —	$(384)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
54,585	57,105	—	1/29/20	Federal Funds	Hilton Grand	(2,511)
				Effective Rate US	Vacations Inc —
				minus 0.23% —	Monthly
				Monthly
16,142	16,204	—	1/27/20	Federal Funds	Hisamitsu	(219)
				Effective Rate US	Pharmaceutical Co
				minus 0.30% —	Inc — Monthly
				Monthly
10,926	11,162	—	1/29/20	Federal Funds	Hlb Inc — Monthly	(242)
				Effective Rate US
				minus 13.83% —
				Monthly
55,969	54,452	—	1/27/20	Federal Funds	Hulic Co Ltd —	1,532
				Effective Rate US	Monthly
				minus 0.33% —
				Monthly
84,581	86,735	—	1/29/20	Federal Funds	Huntington Ingalls	(2,497)
				Effective Rate US	Industries Inc —
				minus 0.23% —	Monthly
				Monthly
20,325	20,618	—	1/29/20	Federal Funds	Husqvarna Ab —	(290)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
27,314	29,192	—	1/29/20	Federal Funds	Idorsia Ltd —	(1,877)
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
29,065	29,820	—	1/29/20	Federal Funds	Ii-Vi Inc — Monthly	(751)
				Effective Rate US
				minus 0.23% —
				Monthly
47,417	48,123	—	1/29/20	Federal Funds	Industria De Diseno	(699)
				Effective Rate US	Textil Sa — Monthly
				minus 0.30% —
				Monthly
9,756	10,104	—	1/29/20	Federal Funds	Industrial Bank Of	(346)
				Effective Rate US	Korea — Monthly
				minus 0.05% —
				Monthly
11,993	10,972	—	1/29/20	Federal Funds	Industrias Penoles	1,023
				Effective Rate US	Sab De Cv —
				minus 0.50% —	Monthly
				Monthly

PanAgora Market Neutral Fund 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,421	$7,822	$—	1/30/20	Federal Funds	Innolux Corp —	$(400)
				Effective Rate US	Monthly
				minus 1.38% —
				Monthly
79,523	81,182	—	1/29/20	Federal Funds	International	(1,647)
				Effective Rate US	Business Machines
				minus 0.23% —	Corp — Monthly
				Monthly
25,719	25,982	—	1/29/20	Federal Funds	Interxion Holding	(259)
				Effective Rate US	Nv — Monthly
				minus 0.23% —
				Monthly
59,148	60,338	—	1/29/20	Federal Funds	Intuitive Surgical	(1,181)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
51,088	52,043	—	1/29/20	Federal Funds	Investment Ab	(966)
				Effective Rate US	Latour — Monthly
				minus 1.88% —
				Monthly
117,075	122,864	—	1/29/20	Federal Funds	Ipg Photonics	(5,771)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
25,908	26,544	—	1/27/20	Federal Funds	Isetan Mitsukoshi	(631)
				Effective Rate US	Holdings Ltd —
				minus 0.30% —	Monthly
				Monthly
93,817	92,354	—	1/29/20	Federal Funds	Ishares Msci Saudi	1,476
				Effective Rate US	Arabia Etf — Monthly
				minus 0.23% —
				Monthly
8,972	9,348	—	1/27/20	Federal Funds	Itausa —	(373)
				Effective Rate US	Investimentos Itau
				minus 1.00% —	Sa — Monthly
				Monthly
23,107	22,893	—	1/29/20	Federal Funds	J Sainsbury Plc —	217
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
73,173	80,524	—	1/29/20	Federal Funds	Jabil Inc — Monthly	(7,340)
				Effective Rate US
				minus 0.23% —
				Monthly
116,366	120,938	—	1/29/20	Federal Funds	Jacobs Engineering	(4,554)
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly

66 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$39,003	$39,259	$—	1/29/20	Federal Funds	James Hardies	$(250)
				Effective Rate US	Industries Plc —
				minus 0.50% —	Monthly
				Monthly
36,255	37,733	—	1/28/20	Federal Funds	Jardine Matheson	(1,471)
				Effective Rate US	Holdings Ltd —
				minus 0.35% —	Monthly
				Monthly
61,184	62,416	—	1/29/20	Federal Funds	Jeronimo Martins	(1,223)
				Effective Rate US	Sgps Sa — Monthly
				minus 0.30% —
				Monthly
11,019	10,721	—	1/29/20	Federal Funds	Jiangxi Bank Co	297
				Effective Rate US	Ltd — Monthly
				minus 12.63% —
				Monthly
30,546	31,442	—	1/29/20	Federal Funds	John Wood Group	(1,672)
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
30,427	31,078	—	1/27/20	Federal Funds	Kansai Paint Co	(645)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
35,224	34,781	—	1/27/20	Federal Funds	Keio Corp —	450
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
66,317	66,431	—	1/29/20	Federal Funds	Kerry Group Plc —	(103)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
132,084	134,299	—	1/29/20	Federal Funds	Keurig Dr Pepper	(2,194)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
13,158	13,403	—	1/29/20	Federal Funds	Kimberly-Clark De	(243)
				Effective Rate US	Mexico Sab De Cv —
				minus 0.59% —	Monthly
				Monthly
142,011	143,868	—	1/29/20	Federal Funds	Kirby Corp —	(1,835)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,561	8,018	—	1/27/20	Federal Funds	Klabin Sa — Monthly	(456)
				Effective Rate US
				minus 1.00% —
				Monthly

PanAgora Market Neutral Fund 67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$104,531	$103,751	$—	1/29/20	Federal Funds	Knight-Swift	$614
				Effective Rate US	Transportation
				minus 0.23% —	Holdings Inc —
				Monthly	Monthly
41,475	43,345	—	1/27/20	Federal Funds	Kobayashi	(1,862)
				Effective Rate US	Pharmaceutical Co
				minus 0.30% —	Ltd — Monthly
				Monthly
9,146	9,239	—	1/29/20	Federal Funds	Korea Electric	(91)
				Effective Rate US	Power Corp —
				minus 2.13% —	Monthly
				Monthly
23,515	23,979	—	1/27/20	Federal Funds	Kuraray Co Ltd —	(459)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
16,640	16,700	—	1/29/20	Federal Funds	L’Oreal Sa —	(57)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
90,574	91,934	—	1/29/20	Federal Funds	Leggett & Platt Inc —	(1,346)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,806	7,463	—	1/29/20	Federal Funds	Lg Display Co Ltd —	(656)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
99,239	101,289	—	1/29/20	Federal Funds	Littelfuse Inc —	(2,037)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
29,231	29,524	—	1/27/20	Federal Funds	Lixil Group Corp —	(287)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
10,577	11,785	—	1/27/20	Federal Funds	Lojas Americanas	(1,206)
				Effective Rate US	Sa — Monthly
				minus 1.00% —
				Monthly
16,536	16,393	—	1/29/20	Federal Funds	Lotte Shopping Co	146
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
140,372	123,986	—	1/29/20	Federal Funds	M&T Bank Corp —	15,558
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

68 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$127,832	$128,688	$—	1/29/20	Federal Funds	Madison Square	$(837)
				Effective Rate US	Garden Co/The —
				minus 0.23% —	Monthly
				Monthly
9,215	9,600	—	1/29/20	Federal Funds	Magnit Pjsc Gdr —	(384)
				Effective Rate US	Monthly
				minus 0.50% —
				Monthly
152,163	153,037	—	1/29/20	Federal Funds	Marriott	(850)
				Effective Rate US	International Inc —
				minus 0.23% —	Monthly
				Monthly
17,386	17,533	—	1/29/20	Federal Funds	Mediobanca	(144)
				Effective Rate US	Banca Di Credito
				minus 0.30% —	Finanziario Spa —
				Monthly	Monthly
68,069	71,993	—	1/29/20	Federal Funds	Melrose Industries	(3,913)
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly
16,789	16,388	—	1/27/20	Federal Funds	Mercari Inc —	401
				Effective Rate US	Monthly
				minus 4.00% —
				Monthly
39,829	40,155	—	1/29/20	Federal Funds	Mgm China Holdings	(324)
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
75,883	77,179	—	1/29/20	Federal Funds	Microchip	(1,284)
				Effective Rate US	Technology Inc —
				minus 0.23% —	Monthly
				Monthly
122,318	122,710	—	1/29/20	Federal Funds	Middleby Corp/	(372)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
16,933	17,684	—	1/29/20	Federal Funds	Mirae Asset Daewoo	(748)
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
25,464	26,316	—	1/27/20	Federal Funds	Misumi Group Inc —	(847)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
92,311	97,941	—	1/29/20	Federal Funds	Mks Instruments	(5,615)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$58,854	$61,823	$—	1/29/20	Federal Funds	Mohawk Industries	$(2,961)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
30,755	31,634	—	1/27/20	Federal Funds	Monotaro Co Ltd —	(874)
				Effective Rate US	Monthly
				minus 0.88% —
				Monthly
60,873	60,304	—	1/29/20	Federal Funds	Mowi Asa — Monthly	(141)
				Effective Rate US
				minus 0.30% —
				Monthly
17,731	17,891	—	1/27/20	Federal Funds	Nagoya Railroad Co	(156)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
22,829	23,159	—	1/29/20	Federal Funds	Natixis Sa — Monthly	(327)
				Effective Rate US
				minus 0.30% —
				Monthly
55,071	58,121	—	1/27/20	Federal Funds	Natura Cosmeticos	(3,039)
				Effective Rate US	Sa — Monthly
				minus 6.63% —
				Monthly
12,608	13,525	—	1/27/20	Federal Funds	Netcare Ltd —	(915)
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly
15,051	15,165	—	1/29/20	Federal Funds	Netmarble Corp —	(125)
				Effective Rate US	Monthly
				minus 9.00% —
				Monthly
16,692	17,323	—	1/29/20	Federal Funds	New Media	(629)
				Effective Rate US	Investment Group
				minus 1.12% —	Inc — Monthly
				Monthly
16,879	17,076	—	1/29/20	Federal Funds	Newcrest Mining	(195)
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
29,233	29,500	—	1/27/20	Federal Funds	Nidec Corp —	(261)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
17,420	17,916	—	1/27/20	Federal Funds	Nomura Research	(493)
				Effective Rate US	Institute Ltd —
				minus 0.30% —	Monthly
				Monthly

70 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,971	$26,253	$—	1/29/20	Federal Funds	Ocado Group Plc —	$(1,278)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
15,875	15,893	—	1/27/20	Federal Funds	Odakyu Electric	(15)
				Effective Rate US	Railway Co Ltd —
				minus 0.30% —	Monthly
				Monthly
12,538	13,082	—	1/27/20	Federal Funds	Old Mutual Ltd —	(542)
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly
102,423	73,028	—	1/29/20	Federal Funds	Ollie’s Bargain	29,773
				Effective Rate US	Outlet Holdings
				minus 0.23% —	Inc — Monthly
				Monthly
81,623	83,500	—	1/29/20	Federal Funds	On Semiconductor	(1,864)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
67,483	67,626	—	1/29/20	Federal Funds	Oracle Corp —	(133)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,316	17,241	—	1/27/20	Federal Funds	Oracle Corp	79
				Effective Rate US	Japan — Monthly
				minus 0.30% —
				Monthly
58,584	59,170	—	1/29/20	Federal Funds	Origin Energy Ltd —	(578)
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
11,615	11,785	—	1/29/20	Federal Funds	Ottogi Corp —	(170)
				Effective Rate US	Monthly
				minus 0.88% —
				Monthly
23,290	23,804	—	1/29/20	Federal Funds	Owens Corning —	(511)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
52,941	54,331	—	1/27/20	Federal Funds	Pan Pacific	(1,379)
				Effective Rate US	International
				minus 0.37% —	Holdings Corp —
				Monthly	Monthly
43,304	39,661	—	1/27/20	Federal Funds	Park24 Co Ltd —	3,652
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,492	$16,557	$—	1/29/20	Federal Funds	Pearl Abyss Corp —	$(1,071)
				Effective Rate US	Monthly
				minus 9.25% —
				Monthly
135,444	127,399	—	1/29/20	Federal Funds	Penske Automotive	7,502
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
14,724	14,889	—	1/29/20	Federal Funds	People’s Insurance	(162)
				Effective Rate US	Co Group Of China
				minus 0.40% —	Ltd/The — Monthly
				Monthly
14,044	14,960	—	1/27/20	Federal Funds	Pepkor Holdings	(916)
				Effective Rate US	Ltd — Monthly
				minus 1.63% —
				Monthly
51,414	51,458	—	1/29/20	Federal Funds	Perrigo Co Plc —	(268)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,945	11,225	—	1/29/20	Federal Funds	Posco Chemical Co	(292)
				Effective Rate US	Ltd — Monthly
				minus 15.00% —
				Monthly
15,211	15,662	—	1/29/20	Federal Funds	Postal Savings Bank	(449)
				Effective Rate US	Of China Co Ltd —
				minus 0.40% —	Monthly
				Monthly
19,908	20,484	—	1/28/20	Federal Funds	Press Metal	(583)
				Effective Rate US	Aluminium Holdings
				minus 4.63% —	Bhd — Monthly
				Monthly
149,969	151,996	—	1/29/20	Federal Funds	Principal Financial	(2,004)
				Effective Rate US	Group Inc — Monthly
				minus 0.23% —
				Monthly
24,726	25,756	—	1/29/20	Federal Funds	Prysmian Spa —	(1,027)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
10,521	10,725	—	1/26/20	Federal Funds	Qatar Islamic Bank	(205)
				Effective Rate US	Qpsc — Monthly
				minus 3.50% —
				Monthly
22,552	22,424	—	1/29/20	Federal Funds	Raiffeisen Bank	132
				Effective Rate US	International Ag —
				minus 0.30% —	Monthly
				Monthly

72 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$52,426	$52,525	$—	1/29/20	Federal Funds	Reckitt Benckiser	$(92)
				Effective Rate US	Group Plc — Monthly
				minus 0.30% —
				Monthly
19,359	19,811	—	1/27/20	Federal Funds	Reinet Investments	(700)
				Effective Rate US	Sca — Monthly
				minus 0.90% —
				Monthly
98,622	100,820	—	1/29/20	Federal Funds	Ryder System Inc —	(2,182)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,612	14,610	—	1/29/20	Federal Funds	S-Oil Corp —	(995)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
81,999	83,775	—	1/29/20	Federal Funds	Sage Therapeutics	(1,765)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
11,065	11,985	—	1/27/20	Federal Funds	Sasol Ltd — Monthly	(919)
				Effective Rate US
				minus 0.90% —
				Monthly
27,528	27,507	—	1/27/20	Federal Funds	Sbi Holdings Inc —	26
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
35,186	35,216	—	1/28/20	Federal Funds	Sembcorp	(24)
				Effective Rate US	Industries Ltd —
				minus 0.75% —	Monthly
				Monthly
12,036	12,423	—	1/27/20	Federal Funds	Semen Indonesia	(390)
				Effective Rate US	Persero Tbk Pt —
				minus 4.00% —	Monthly
				Monthly
12,582	12,939	—	1/30/20	Federal Funds	Shanghai	(358)
				Effective Rate US	Commercial &
				minus 0.88% —	Savings Bank Ltd/
				Monthly	The — Monthly
25,563	25,814	—	1/27/20	Federal Funds	Sharp Corp —	(249)
				Effective Rate US	Monthly
				minus 0.88% —
				Monthly
10,222	10,463	—	1/29/20	Federal Funds	Shinhan Financial	(240)
				Effective Rate US	Group Co Ltd —
				minus 0.05% —	Monthly
				Monthly

PanAgora Market Neutral Fund 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,632	$15,114	$—	1/27/20	Federal Funds	Shoprite Holdings	$(480)
				Effective Rate US	Ltd — Monthly
				minus 0.90% —
				Monthly
42,321	42,039	—	1/29/20	Federal Funds	Siemens	288
				Effective Rate US	Healthineers Ag —
				minus 0.30% —	Monthly
				Monthly
1,799	1,829	—	1/29/20	Federal Funds	Sillajen Inc —	(31)
				Effective Rate US	Monthly
				minus 19.00% —
				Monthly
8,208	8,219	—	1/29/20	Federal Funds	Sino-Ocean Group	(10)
				Effective Rate US	Holding Ltd —
				minus 0.40% —	Monthly
				Monthly
14,857	15,176	—	1/29/20	Federal Funds	Sinotrans Ltd —	(318)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
19,093	18,914	—	1/29/20	Federal Funds	Sjm Holdings Ltd —	182
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
7,084	7,466	—	1/29/20	Federal Funds	Sociedad Quimica	(381)
				Effective Rate US	Y Minera De Chile Sa
				minus 2.12% —	Adr — Monthly
				Monthly
14,468	14,000	—	1/29/20	Federal Funds	Soho China Ltd —	470
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
15,954	16,184	—	1/27/20	Federal Funds	Sony Financial	(226)
				Effective Rate US	Holdings Inc —
				minus 0.30% —	Monthly
				Monthly
21,547	22,404	—	1/29/20	Federal Funds	Southern Copper	(854)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
585,869	593,089	—	1/29/20	Federal Funds	Spdr S&P 500 Etf	(7,111)
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
16,623	16,341	—	1/29/20	Federal Funds	St James’s Place	(46)
				Effective Rate US	Plc — Monthly
				minus 0.30% —
				Monthly

74 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$121,526	$120,799	$—	1/29/20	Federal Funds	Stericycle Inc —	$746
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
151,121	154,276	—	1/29/20	Federal Funds	Sterling Bancorp/	(3,132)
				Effective Rate US	De — Monthly
				minus 0.23% —
				Monthly
51,361	51,634	—	1/29/20	Federal Funds	Stryker Corp —	(264)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,603	22,697	—	1/29/20	Federal Funds	Suedzucker Ag —	895
				Effective Rate US	Monthly
				minus 7.75% —
				Monthly
13,005	13,371	—	1/27/20	Federal Funds	Suzano Sa —	(363)
				Effective Rate US	Monthly
				minus 1.00% —
				Monthly
167,917	169,051	—	1/29/20	Federal Funds	Switch Inc —	(1,113)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
99,272	102,919	—	1/29/20	Federal Funds	Synnex Corp —	(3,631)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,197	20,336	—	1/30/20	Federal Funds	Taimed Biologics	(140)
				Effective Rate US	Inc — Monthly
				minus 6.25% —
				Monthly
15,741	15,873	—	1/27/20	Federal Funds	Taiyo Nippon Sanso	(129)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
66,622	69,562	—	1/29/20	Federal Funds	Tcf Financial Corp —	(2,930)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,517	6,204	—	1/29/20	Federal Funds	Telecom Argentina	314
				Effective Rate US	Sa Adr — Monthly
				minus 4.12% —
				Monthly
17,386	17,236	—	1/29/20	Federal Funds	Teva	152
				Effective Rate US	Pharmaceutical
				minus 0.23% —	Industries Ltd Adr —
				Monthly	Monthly

PanAgora Market Neutral Fund 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$72,224	$71,970	$—	1/29/20	Federal Funds	Tiffany & Co —	$265
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,548	8,792	—	1/27/20	Federal Funds	Tiger Brands Ltd —	(243)
				Effective Rate US	Monthly
				minus 0.90% —
				Monthly
15,106	15,356	—	1/27/20	Federal Funds	Tobu Railway Co	(247)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
22,943	24,193	—	1/27/20	Federal Funds	Tokyo Century	(1,246)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
11,578	11,747	—	1/28/20	Federal Funds	Top Glove Corp	(176)
				Effective Rate US	Bhd — Monthly
				minus 5.13% —
				Monthly
163,657	169,032	—	1/29/20	Federal Funds	Transdigm Group	(5,343)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,688	9,670	—	1/29/20	Federal Funds	Transurban Group —	20
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
128,821	135,655	—	1/29/20	Federal Funds	Trinity Industries	(6,812)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
18,058	16,919	—	1/29/20	Federal Funds	Tullow Oil Plc —	982
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,520	8,353	—	1/29/20	Federal Funds	Turk Hava Yollari	168
				Effective Rate US	Ao — Monthly
				minus 0.88% —
				Monthly
70,917	70,584	—	1/29/20	Federal Funds	Twilio Inc — Monthly	344
				Effective Rate US
				minus 0.23% —
				Monthly
71,006	71,575	—	1/29/20	Federal Funds	Tyler Technologies	(558)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

76 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,643	$17,962	$—	1/29/20	Federal Funds	Umicore Sa —	$(1,316)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
22,170	23,022	—	1/27/20	Federal Funds	Unilever Indonesia	(1,216)
				Effective Rate US	Tbk Pt — Monthly
				minus 4.00% —
				Monthly
9,826	10,067	—	1/28/20	Federal Funds	Uol Group Ltd —	(239)
				Effective Rate US	Monthly
				minus 0.35% —
				Monthly
12,792	13,067	—	1/29/20	Federal Funds	Us Bancorp —	(273)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
45,767	46,881	—	1/29/20	Federal Funds	Us Ecology Inc —	(1,107)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
44,215	45,464	—	1/29/20	Federal Funds	Valeo Sa — Monthly	(1,240)
				Effective Rate US
				minus 0.30% —
				Monthly
82,620	84,407	—	1/29/20	Federal Funds	Viasat Inc — Monthly	(1,774)
				Effective Rate US
				minus 0.23% —
				Monthly
18,544	19,011	—	1/29/20	Federal Funds	Voestalpine Ag —	(463)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
121,939	122,573	—	1/29/20	Federal Funds	Walt Disney Co/	(615)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
170,766	175,653	—	1/29/20	Federal Funds	Watsco Inc —	(4,853)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
101,650	105,320	—	1/29/20	Federal Funds	Webster Financial	(3,654)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
9,293	9,432	—	1/29/20	Federal Funds	Weibo Corp Adr —	(138)
				Effective Rate US	Monthly
				minus 0.62% —
				Monthly

PanAgora Market Neutral Fund 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$35,616	$37,490	$—	1/29/20	Federal Funds	Weir Group Plc/	$(1,869)
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
83,430	88,789	—	1/29/20	Federal Funds	Welbilt Inc —	(5,346)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
180,316	183,062	—	1/29/20	Federal Funds	Wendy’s Co/The —	(3,550)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,121	19,711	—	1/29/20	Federal Funds	Wharf Holdings Ltd/	413
				Effective Rate US	The — Monthly
				minus 0.40% —
				Monthly
136,226	137,891	—	1/29/20	Federal Funds	White Mountains	(1,638)
				Effective Rate US	Insurance Group
				minus 0.23% —	Ltd — Monthly
				Monthly
18,607	19,158	—	1/30/20	Federal Funds	Win	(564)
				Effective Rate US	Semiconductors
				minus 0.40% —	Corp — Monthly
				Monthly
11,080	10,856	—	1/30/20	Federal Funds	Winbond	223
				Effective Rate US	Electronics Corp —
				minus 2.88% —	Monthly
				Monthly
16,967	17,111	—	1/29/20	Federal Funds	Wix.Com Ltd —	(141)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,121	16,914	—	1/29/20	Federal Funds	Wm Morrison	210
				Effective Rate US	Supermarkets Plc —
				minus 0.30% —	Monthly
				Monthly
31,727	33,703	—	1/27/20	Federal Funds	Workman Co Ltd —	(1,987)
				Effective Rate US	Monthly
				minus 5.25% —
				Monthly
60,822	62,312	—	1/29/20	Federal Funds	Worldline Sa —	(1,481)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

78 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,041	$8,984	$—	1/29/20	Federal Funds	Worleyparsons	$58
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
98,895	103,431	—	1/29/20	Federal Funds	Wynn Resorts Ltd —	(4,520)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,141	11,757	—	1/29/20	Federal Funds	Xiaomi Corp —	384
				Effective Rate US	Monthly
				minus 1.88% —
				Monthly
67,147	70,364	—	1/29/20	Federal Funds	Xpo Logistics Inc —	(3,207)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
32,341	31,304	—	1/27/20	Federal Funds	Yamazaki Baking Co	1,043
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
9,826	10,220	—	1/29/20	Federal Funds	Yangtze Optical	(417)
				Effective Rate US	Fibre And Cable
				minus 29.88% —	Joint Stock Ltd Co —
				Monthly	Monthly
29,273	30,270	—	1/27/20	Federal Funds	Yaskawa Electric	(1,211)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
62,979	64,572	—	1/29/20	Federal Funds	Zalando Ag —	(1,587)
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
14,301	14,404	—	1/29/20	Federal Funds	Zhaojin Mining	(100)
				Effective Rate US	Industry Co Ltd —
				minus 2.75% —	Monthly
				Monthly
14,645	14,772	—	1/30/20	Federal Funds	Zhen Ding	(128)
				Effective Rate US	Technology Holding
				minus 2.63% —	Ltd — Monthly
				Monthly
6,875	6,551	—	1/29/20	Federal Funds	Zhongan Online	325
				Effective Rate US	P&C Insurance Co
				minus 12.75% —	Ltd — Monthly
				Monthly

PanAgora Market Neutral Fund 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/19 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$36,366	$37,976	$—	1/29/20	Federal Funds	Zillow Group Inc —	$(1,605)
				Effective Rate US	Monthly
				minus 0.52% —
				Monthly
34,845	36,323	—	1/29/20	Federal Funds	Zillow Group Inc —	(1,472)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
Upfront premium received		—		Unrealized appreciation		371,854
Upfront premium (paid)		—		Unrealized (depreciation)		(335,973)
Total		$—		Total		$35,881

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$172,790	$—	$—
Short-term investments	—	9,677,097	—
Totals by level	$172,790	$9,677,097	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$35,881	$—
Totals by level	$—	$35,881	$—

The accompanying notes are an integral part of these financial statements.

80 PanAgora Market Neutral Fund

Statement of assets and liabilities 8/31/19
ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $9,843,700)	$9,849,887
Interest and other receivables	7,378
Receivable for shares of the fund sold	52,712
Receivable for investments sold	1,246,154
Receivable from Manager (Note 2)	30,108
Unrealized appreciation on OTC swap contracts (Note 1)	371,854
Prepaid assets	58,692
Total assets	11,616,785

LIABILITIES
Payable for investments purchased	1,289,261
Payable for custodian fees (Note 2)	5,177
Payable for investor servicing fees (Note 2)	726
Payable for Trustee compensation and expenses (Note 2)	147
Payable for administrative services (Note 2)	42
Payable for distribution fees (Note 2)	3,722
Unrealized depreciation on OTC swap contracts (Note 1)	335,973
Other accrued expenses	70,453
Total liabilities	1,705,501

Net assets	$9,911,284

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$10,612,173
Total distributable earnings (Note 1)	(700,889)
Total — Representing net assets applicable to capital shares outstanding	$9,911,284

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($8,620,673 divided by 996,012 shares)	$8.66
Offering price per class A share (100/94.25 of $8.66)*	$9.19
Net asset value and offering price per class B share ($8,534 divided by 1,000 shares)**	$8.53
Net asset value and offering price per class C share ($8,534 divided by 1,000 shares)**	$8.53
Net asset value and redemption price per class M share ($8,575 divided by 1,000 shares)	$8.57†
Offering price per class M share (100/96.50 of $8.57)*	$8.88
Net asset value, offering price and redemption price per class R share
($8,615 divided by 1,000 shares)	$8.62
Net asset value, offering price and redemption price per class R6 share
($857,813 divided by 98,630 shares)	$8.70
Net asset value, offering price and redemption price per class Y share
($398,540 divided by 45,831 shares)	$8.70

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 81

Statement of operations Year ended 8/31/19
INVESTMENT INCOME
Interest	$253,242
Total investment income	253,242

EXPENSES
Compensation of Manager (Note 2)	137,749
Investor servicing fees (Note 2)	4,599
Custodian fees (Note 2)	6,419
Trustee compensation and expenses (Note 2)	466
Distribution fees (Note 2)	22,771
Administrative services (Note 2)	326
Amortization of offering costs (Note 1)	18,336
Reports to shareholders	24,393
Auditing and tax fees	55,121
Blue sky expense	90,028
Other	2,708
Fees waived and reimbursed by Manager (Note 2)	(176,491)
Total expenses	186,425

Expense reduction (Note 2)	(1,411)
Net expenses	185,014

Net investment income	68,228

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	471
Swap contracts (Note 1)	(884,499)
Total net realized loss	(884,028)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	6,570
Swap contracts	28,989
Total change in net unrealized appreciation	35,559

Net loss on investments	(848,469)

Net decrease in net assets resulting from operations	$(780,241)

The accompanying notes are an integral part of these financial statements.

82 PanAgora Market Neutral Fund

Statement of changes in net assets
		For the period 9/21/17
		(commencement of
INCREASE (DECREASE) IN NET ASSETS	Year ended 8/31/19	operations) to 8/31/18
Operations
Net investment income (loss)	$68,228	$(19,625)
Net realized loss on investments	(884,028)	(770,553)
Change in net unrealized appreciation of investments	35,559	6,509
Net decrease in net assets resulting from operations	(780,241)	(783,669)
Increase (decrease) from capital share transactions (Note 4)	(22,190)	1,497,384
Total increase (decrease) in net assets	(802,431)	713,715

NET ASSETS
Beginning of year (Note 5)	10,713,715	10,000,000
End of year (Note 1)	$9,911,284	$10,713,715

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 83

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)
Class A
August 31, 2019	$9.32	.05	(.71)	(.66)	—	—	$8.66	(7.08)	$8,621	1.79	.61	—
August 31, 2018†	10.00	(.02)	(.66)	(.68)	—	—	9.32	(6.80)*	9,275	1.69*	(.21)*	—
Class B
August 31, 2019	$9.25	(.01)	(.71)	(.72)	—	—	$8.53	(7.78)	$9	2.54	(.14)	—
August 31, 2018†	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40 *	(.92)*	—
Class C
August 31, 2019	$9.25	(.01)	(.71)	(.72)	—	—	$8.53	(7.78)	$9	2.54	(.14)	—
August 31, 2018†	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40 *	(.92)*	—
Class M
August 31, 2019	$9.27	.01	(.71)	(.70)	—	—	$8.57	(7.55)	$9	2.29	.11	—
August 31, 2018†	10.00	(.06)	(.67)	(.73)	—	—	9.27	(7.30)*	9	2.16*	(.68)*	—
Class R
August 31, 2019	$9.30	.03	(.71)	(.68)	—	—	$8.62	(7.31)	$9	2.04	.36	—
August 31, 2018†	10.00	(.04)	(.66)	(.70)	—	—	9.30	(7.00)*	9	1.93*	(.45)*	—
Class R6
August 31, 2019	$9.34	.08	(.72)	(.64)	—	—	$8.70	(6.85)	$858	1.55	.87	—
August 31, 2018†	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	971	1.46*	.13*	—
Class Y
August 31, 2019	$9.34	.08	(.72)	(.64)	—	—	$8.70	(6.85)	$399	1.54	.86	—
August 31, 2018†	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	431	1.45*	.11*	—

* Not annualized.

† For the period September 21, 2017 (commencement of operations) to August 31, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
August 31, 2019	1.67%
August 31, 2018	3.71

The accompanying notes are an integral part of these financial statements.

84 PanAgora Market Neutral Fund	PanAgora Market Neutral Fund 85

Notes to financial statements 8/31/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2018 through August 31, 2019.

Putnam PanAgora Market Neutral Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek absolute return (i.e. positive total return in diverse market environments over time). The fund pursues its goal by investing through a diversified set of long and short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund and an affiliate of Putnam Management, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants. PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

The fund expects to use total return swaps and may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed-income securities, and other investment companies (principally ETFs). The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed-income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments, and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

The fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Effective November 25, 2019, class M shares will no longer be available for purchase and will convert automatically to class A shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not

86 PanAgora Market Neutral Fund

available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as

PanAgora Market Neutral Fund 87

interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

88 PanAgora Market Neutral Fund

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. The fund’s federal tax return for the prior period remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $707,076 to its fiscal year ending August 31, 2020 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2019 and August 31, 2019, and (ii) specified ordinary and currency losses recognized between November 1, 2018 and August 31, 2019).

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from late year loss deferrals, from net operating loss and from income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $93,831 to increase accumulated net investment loss, $790,211 to decrease paid-in capital and $884,042 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$342,392
Unrealized depreciation	(336,205)
Net unrealized appreciation	6,187
Late year ordinary loss deferral	(707,076)
Cost for federal income tax purposes	$9,879,581

For the fiscal year ended August 31, 2018, the fund had accumulated net investment loss of $717,354.

PanAgora Market Neutral Fund 89

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $334,594 have been fully amortized on a straight-line basis over a twelvemonth period as of September 21, 2018. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management for which PanAgora is acting as sub-adviser launched on or after the date of the fund’s management contract, as determined at the close of each business day during the month. Such annual rates may vary as follows:

1.300%	of the first $1 billion,	1.280%	of the next $2 billion and
1.290%	of the next $2 billion,	1.270%	of any excess thereafter

For the reporting period, the fee represented an effective rate (excluding the impact from any expense waivers in effect) of 1.300% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $176,491 as a result of this limit.

PanAgora, an affiliate of Putnam Management, is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PanAgora for its services at an annual rate of 1.00% of the average net assets of the portion of the fund managed by PanAgora.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$3,828	Class R	4
Class B	4	Class R6	577
Class C	4	Class Y	178
Class M	4	Total	$4,599

90 PanAgora Market Neutral Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,411 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $7, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$22,480
Class B	1.00%	1.00%	89
Class C	1.00%	1.00%	89
Class M	1.00%	0.75%	68
Class R	1.00%	0.50%	45
Total			$22,771

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7 and no monies from the sale of class A and class M shares, respectively, and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$—	$—
U.S. government securities (Long-term)	—	—
Total	$—	$—

PanAgora Market Neutral Fund 91

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/19		TO 8/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	477	$4,247	1,601	$15,867
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	477	4,247	1,601	15,867
Shares repurchased	(37)	(331)	(29)	(275)
Net increase	440	$3,916	1,572	$15,592

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/19		TO 8/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/19		TO 8/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

FOR THE PERIOD 9/21/17
(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/19		TO 8/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

92 PanAgora Market Neutral Fund

			FOR THE PERIOD 9/21/17
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/19		TO 8/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

			FOR THE PERIOD 9/21/17
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/19		TO 8/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	64,196	$593,268	109,046	$1,089,710
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	64,196	593,268	109,046	1,089,710
Shares repurchased	(69,593)	(616,521)	(6,019)	(59,232)
Net increase (decrease)	(5,397)	$(23,253)	103,027	$1,030,478

			FOR THE PERIOD 9/21/17
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/19		TO 8/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,555	$50,070	46,110	$460,664
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	5,555	50,070	46,110	460,664
Shares repurchased	(5,834)	(52,923)	(1,000)	(9,350)
Net increase (decrease)	(279)	$(2,853)	45,110	$451,314

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class A	994,000	99.80%	$8,608,040
Class B	1,000	100.00	8,534
Class C	1,000	100.00	8,534
Class M	1,000	100.00	8,575
Class R	1,000	100.00	8,615

At the close of the reporting period, a shareholder of record owned 8.1% of the outstanding shares of the fund.

PanAgora Market Neutral Fund 93

Note 5: Initial capitalization and offering of shares

The fund was established as a series of the Trust on September 20, 2017 and commenced operations on September 21, 2017. Prior to September 21, 2017, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$9,940,000	994,000
Class B	10,000	1,000
Class C	10,000	1,000
Class M	10,000	1,000
Class R	10,000	1,000
Class R6	10,000	1,000
Class Y	10,000	1,000

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$35,200,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Receivables	$371,854	Payables	$335,973
Total		$371,854		$335,973

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$(884,499)	$(884,499)
Total	$(884,499)	$(884,499)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Equity contracts	$28,989	$28,989
Total	$28,989	$28,989

94 PanAgora Market Neutral Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Morgan Stanley & Co. International PLC	Total
Assets:
OTC Total return swap contracts*#	$371,854	$371,854
Total Assets	$371,854	$371,854
Liabilities:
OTC Total return swap contracts*#	$335,973	$335,973
Total Liabilities	$335,973	$335,973
Total Financial and Derivative Net Assets	$35,881	$35,881
Total collateral received (pledged)†##	$(3,789,194)
Net amount	$3,825,075
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$(3,789,194)	$(3,789,194)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

PanAgora Market Neutral Fund 95

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2020 will show the tax status of all distributions paid to your account in calendar 2019.

96 PanAgora Market Neutral Fund

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado. Senior Advisor to First Reserve, an energy and private equity firm.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, an independent natural gas and oil exploration and production company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Member Emeritus of the Board of Advisors of the Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

PanAgora Market Neutral Fund 97

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of August 31, 2019, there were 91 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

98 PanAgora Market Neutral Fund

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

PanAgora Market Neutral Fund 99

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

100 PanAgora Market Neutral Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
PanAgora Asset Management, Inc.	Paul L. Joskow	and Compliance Liaison
470 Atlantic Ave.	Robert E. Patterson
Boston, MA 02210	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
Independent Registered Public	Officer, and Chief Risk Officer	Principal Financial Officer,
Accounting Firm		Principal Accounting Officer,
PricewaterhouseCoopers LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam PanAgora Market Neutral Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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AN801 318135 10/19

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In December 2018, the Code of Ethics of PanAgora Asset Management, Inc. was amended to require that PanAgora Asset Management, Inc. employees preclear personal trades in cryptocurrencies, other than Bitcoin. In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

August 31, 2019	$49,452	$ —	$5,670	$ —
August 31, 2018*	$45,026	$ —	$8,295	$15

*	For the period September 21, 2018 (commencement of operations) to August 31, 2018

For the fiscal years ended August 31, 2019 and August 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amounts of $552,654 and $532,711 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

August 31, 2019	$ —	$546,984	$ —	$ —
August 31, 2018*	$ —	$524,401	$ —	$ —

*	For the period September 21, 2018 (commencement of operations) to August 31, 2018

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith. In addition, the Code of Ethics of PanAgora Asset Management, Inc. is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: October 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: October 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: October 28, 2019